UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square, 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES – 21.15%

AEROSPACE & DEFENSE – 0.22%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$101,814
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	106,746
United Technologies Corp.
6.10%, 05/15/12	100,000	107,736
		316,296

AGRICULTURE – 0.38%
Altria Group Inc.
9.25%, 08/06/19	250,000	280,728
Philip Morris International Inc.
5.65%, 05/16/18	250,000	262,048
		542,776

BANKS – 3.26%
Abbey National PLC
7.95%, 10/26/29	100,000	88,887
American Express Centurion Bank
5.20%, 11/26/10	200,000	201,001
Bank of America Corp. (FDIC Guaranteed)
3.13%, 06/15/12(a)	1,000,000	1,031,347
5.49%, 03/15/19	200,000	162,487
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	264,348
Deutsche Bank AG London
5.38%, 10/12/12	100,000	106,141
HSBC Holdings PLC
5.25%, 12/12/12	300,000	310,945
KfW
0.00%, 04/18/36	250,000	63,827
3.25%, 02/15/11	400,000	412,819
3.25%, 03/15/13(a)	250,000	254,723
4.50%, 07/16/18	250,000	256,132
NationsBank Corp.
7.75%, 08/15/15(a)	250,000	248,581
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	199,852
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	205,788
Swiss Bank Corp.
7.00%, 10/15/15	150,000	144,549
US Bank N.A.
6.38%, 08/01/11	250,000	267,876
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	50,000	48,741
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	150,000	115,834
Wells Fargo & Co.
5.63%, 12/11/17	300,000	295,300
		4,679,178

Security	Principal	Value

BEVERAGES – 0.34%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	$100,000	$93,148
Bottling Group LLC
4.63%, 11/15/12	100,000	106,398
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	129,951
Diageo Capital PLC
5.20%, 01/30/13	150,000	156,003
		485,500

BIOTECHNOLOGY – 0.18%
Amgen Inc.
5.70%, 02/01/19	250,000	263,753
		263,753

CHEMICALS – 0.21%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	101,241
8.55%, 05/15/19	100,000	100,178
Praxair Inc.
4.63%, 03/30/15	100,000	103,318
		304,737

COMPUTERS – 0.35%
Dell Inc.
5.65%, 04/15/18	75,000	76,185
Hewlett-Packard Co.
4.75%, 06/02/14	150,000	156,591
International Business Machines Corp.
4.75%, 11/29/12	250,000	268,064
		500,840

COSMETICS & PERSONAL CARE – 0.18%
Procter & Gamble Co. (The)
5.55%, 03/05/37	250,000	253,172
		253,172

DIVERSIFIED FINANCIAL SERVICES – 3.95%
American Express Credit Corp. Series C
7.30%, 08/20/13	100,000	103,971
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	200,000	203,774
BP Capital Markets PLC
3.63%, 05/08/14	200,000	199,465
Capital One Financial Corp.
6.75%, 09/15/17(a)	100,000	95,679
Citigroup Inc.
5.00%, 09/15/14	177,000	148,382
5.30%, 10/17/12	250,000	241,139
6.50%, 08/19/13	150,000	145,707
6.63%, 06/15/32	100,000	81,992
6.88%, 03/05/38	100,000	88,317

1

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Credit Suisse (USA) Inc.
6.13%, 11/15/11	$250,000	$267,660
6.50%, 01/15/12	100,000	107,912
General Electric Capital Corp.
5.63%, 05/01/18	300,000	283,735
5.88%, 01/14/38	100,000	79,139
6.75%, 03/15/32	250,000	224,426
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	290,988
6.13%, 02/15/33	200,000	186,664
6.88%, 01/15/11	150,000	158,581
Household Finance Corp.
8.00%, 07/15/10	250,000	259,545
HSBC Finance Corp.
5.50%, 01/19/16	100,000	94,077
International Lease Finance Corp.
5.45%, 03/24/11	250,000	209,589
John Deere Capital Corp.
7.00%, 03/15/12	150,000	164,724
JPMorgan Chase & Co.
5.13%, 09/15/14(a)	250,000	248,790
6.40%, 05/15/38	100,000	100,252
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	100,000	84,279
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	200,529
6.11%, 01/29/37	100,000	77,235
6.15%, 04/25/13	300,000	300,424
Morgan Stanley
4.75%, 04/01/14	200,000	188,918
5.30%, 03/01/13	250,000	253,217
5.75%, 10/18/16	225,000	215,707
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	218,447
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	150,000	150,087
		5,673,351

ELECTRIC – 1.97%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	105,628
Arizona Public Service Co.
6.50%, 03/01/12	100,000	103,369
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	101,715
Commonwealth Edison Co.
5.90%, 03/15/36	150,000	143,903
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100,000	111,192
Consumers Energy Co.
5.00%, 02/15/12	150,000	152,477

Security	Principal	Value

ELECTRIC (Continued)
Duke Energy Carolinas LLC
6.05%, 04/15/38	$100,000	$105,896
Florida Power & Light Co.
5.95%, 02/01/38(a)	100,000	106,998
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	93,479
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	98,848
Northern States Power Co.
8.00%, 08/28/12	100,000	115,170
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	158,285
Ontario Hydro Canada
7.45%, 03/31/13	150,000	166,899
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	103,744
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	104,056
Progress Energy Inc.
7.10%, 03/01/11	175,000	186,122
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,530
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	107,942
Southern California Edison Co.
5.00%, 01/15/16	200,000	204,791
Toledo Edison Co.
6.15%, 05/15/37	100,000	94,132
Union Electric Co.
6.70%, 02/01/19	150,000	156,764
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	204,645
		2,829,585

ELECTRICAL COMPONENTS & EQUIPMENT – 0.07%
Emerson Electric Co.
5.00%, 04/15/19	100,000	100,608
		100,608

ENVIRONMENTAL CONTROL – 0.07%
Waste Management Inc.
7.00%, 07/15/28	100,000	94,683
		94,683

FOOD – 0.78%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	173,271
Kellogg Co.
6.60%, 04/01/11	250,000	267,863
Kraft Foods Inc.
5.63%, 11/01/11	150,000	159,371
6.13%, 08/23/18	150,000	155,340

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

FOOD (Continued)
Kroger Co. (The)
6.15%, 01/15/20	$100,000	$102,173
Unilever Capital Corp.
7.13%, 11/01/10	250,000	266,929
		1,124,947

FOREST PRODUCTS & PAPER – 0.12%
International Paper Co.
7.95%, 06/15/18	175,000	168,830
		168,830

HEALTH CARE - PRODUCTS – 0.10%
Johnson & Johnson
5.15%, 08/15/12	125,000	137,519
		137,519

HEALTH CARE - SERVICES – 0.26%
Aetna Inc.
6.75%, 12/15/37	50,000	46,362
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	92,560
WellPoint Inc.
5.25%, 01/15/16	250,000	236,855
		375,777

HOME FURNISHINGS – 0.07%
Whirlpool Corp.
8.60%, 05/01/14	100,000	104,500
		104,500

HOUSEHOLD PRODUCTS & WARES – 0.15%
Kimberly-Clark Corp.
6.13%, 08/01/17(a)	200,000	219,371
		219,371

INSURANCE – 0.51%
American International Group Inc.
8.25%, 08/15/18(b)	100,000	58,851
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14(a)	100,000	103,980
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	69,114
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	63,000
MetLife Inc.
5.38%, 12/15/12	200,000	204,411
5.70%, 06/15/35	100,000	87,343
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	43,320
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	104,867
		734,886

Security	Principal	Value

MACHINERY – 0.18%
Caterpillar Inc.
5.70%, 08/15/16(a)	$250,000	$254,264
		254,264

MANUFACTURING – 0.46%
General Electric Co.
5.00%, 02/01/13	100,000	104,052
5.25%, 12/06/17	100,000	98,205
Honeywell International Inc.
5.30%, 03/01/18	100,000	104,436
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	150,035
Tyco International Group SA
6.38%, 10/15/11(a)	200,000	210,746
		667,474

MEDIA – 1.11%
Comcast Corp.
6.45%, 03/15/37	100,000	98,554
Cox Communications Inc.
5.50%, 10/01/15	100,000	96,886
News America Inc.
6.20%, 12/15/34	100,000	85,370
TCI Communications Inc.
8.75%, 08/01/15	200,000	227,946
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	95,886
7.50%, 04/01/14	200,000	220,319
Time Warner Inc.
6.88%, 05/01/12	350,000	374,410
Viacom Inc.
5.63%, 08/15/12(a)	200,000	197,212
6.88%, 04/30/36	100,000	92,131
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	109,823
		1,598,537

MINING – 0.31%
Alcan Inc.
4.88%, 09/15/12	150,000	144,082
Alcoa Inc.
5.90%, 02/01/27	150,000	106,958
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	103,982
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	94,951
		449,973

MULTI-NATIONAL – 0.66%
Asian Development Bank
2.75%, 05/21/14	200,000	197,041
European Investment Bank
4.88%, 02/16/16	250,000	265,572
5.13%, 09/13/16	225,000	240,661

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

MULTI-NATIONAL (Continued)
Inter-American Development Bank
3.00%, 04/22/14	$250,000	$249,060
		952,334

OIL & GAS – 1.11%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	105,202
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	89,892
Apache Corp.
6.00%, 01/15/37(a)	100,000	105,870
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	109,260
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	252,803
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	271,523
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	205,547
Marathon Oil Corp.
6.13%, 03/15/12	150,000	158,481
Suncor Energy Inc.
6.50%, 06/15/38	100,000	94,144
Transocean Inc.
5.25%, 03/15/13(a)	100,000	103,695
XTO Energy Inc.
6.25%, 04/15/13	100,000	105,965
		1,602,382

PHARMACEUTICALS – 0.78%
Abbott Laboratories
5.60%, 11/30/17	150,000	160,670
AstraZeneca PLC
5.90%, 09/15/17	200,000	214,166
Eli Lilly and Co.
5.50%, 03/15/27	50,000	49,946
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	271,859
Merck & Co. Inc.
5.95%, 12/01/28	100,000	103,475
Pharmacia Corp.
6.50%, 12/01/18	150,000	166,469
Wyeth
5.50%, 03/15/13	150,000	160,366
		1,126,951

PIPELINES – 0.24%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	91,321
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	104,625
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	51,189

Security	Principal	Value

PIPELINES (Continued)
Williams Companies Inc. (The)
7.63%, 07/15/19	$100,000	$98,750
		345,885

REAL ESTATE INVESTMENT TRUSTS – 0.33%
Boston Properties LP
6.25%, 01/15/13(a)	200,000	199,072
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	84,772
Simon Property Group LP
5.63%, 08/15/14	200,000	190,977
		474,821

RETAIL – 0.35%
Home Depot Inc.
5.88%, 12/16/36	100,000	88,226
McDonald’s Corp.
5.35%, 03/01/18	100,000	105,517
Target Corp.
6.50%, 10/15/37	100,000	101,156
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	95,348
6.20%, 04/15/38	100,000	107,466
		497,713

SOFTWARE – 0.11%
Oracle Corp.
5.75%, 04/15/18	150,000	158,226
		158,226

TELECOMMUNICATIONS – 1.94%
AT&T Corp.
8.00%, 11/15/31	100,000	115,418
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	269,616
BellSouth Corp.
6.88%, 10/15/31	150,000	154,527
British Telecom PLC
9.13%, 12/15/10	250,000	265,518
Cisco Systems Inc.
4.95%, 02/15/19	250,000	249,988
Deutsche Telekom International Finance AG
8.75%, 06/15/30	100,000	117,073
Embarq Corp.
7.08%, 06/01/16	100,000	97,659
France Telecom SA
7.75%, 03/01/11	150,000	162,230
Motorola Inc.
7.63%, 11/15/10	16,000	16,278
SBC Communications Inc.
5.10%, 09/15/14	300,000	311,636

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
Telecom Italia Capital SA
5.25%, 11/15/13	$150,000	$147,088
Telefonica Europe BV
8.25%, 09/15/30	50,000	61,903
Verizon Global Funding Corp.
7.75%, 12/01/30	250,000	279,196
Verizon Pennsylvania Inc.
5.65%, 11/15/11(a)	150,000	157,159
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	250,000	265,407
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,697
		2,785,393

TRANSPORTATION – 0.40%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	264,465
CSX Corp.
6.15%, 05/01/37	100,000	92,973
Norfolk Southern Corp.
7.70%, 05/15/17(a)	150,000	164,406
Union Pacific Corp.
6.15%, 05/01/37	50,000	46,192
		568,036

TOTAL CORPORATE BONDS & NOTES
(Cost: $30,391,809)		30,392,298

ASSET-BACKED SECURITIES – 0.67%
Citibank Credit Card Issuance Trust Series 2008-A1 Class A1
5.35%, 02/07/20	170,000	169,087
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	762,358	791,126

TOTAL ASSET-BACKED SECURITIES
(Cost: $939,000)		960,213

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.03%

MORTGAGE-BACKED SECURITIES – 3.03%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	115,108	115,274
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	876,524
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 03/10/39	700,000	557,980

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	$631,916	$638,666
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	419,372
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	205,985
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	423,332
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
6.10%, 06/15/38	600,000	311,992
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	809,985
		4,359,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,293,935)		4,359,110

FOREIGN GOVERNMENT BONDS & NOTES(c) – 1.91%
Brazil (Federative Republic of)
7.13%, 01/20/37	200,000	217,000
8.00%, 01/15/18	250,000	280,000
British Columbia (Province of)
6.50%, 01/15/26	100,000	112,357
Canada (Government of)
3.75%, 07/15/11	250,000	260,560
Finland (Republic of)
6.95%, 02/15/26	100,000	122,422
Hydro-Quebec
6.30%, 05/11/11	150,000	162,574
Israel (State of)
4.63%, 06/15/13	100,000	105,395
Italy (Republic of)
6.88%, 09/27/23	200,000	224,484
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	157,969
Ontario (Province of)
5.00%, 10/18/11	500,000	535,378
Peru (Republic of)
8.38%, 05/03/16	100,000	115,250
Quebec (Province of)
6.13%, 01/22/11(a)	150,000	160,262
United Mexican States
8.13%, 12/30/19	250,000	291,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,655,539)		2,744,901

15

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS – 0.39%

CALIFORNIA – 0.14%
California State, General Obligations Unlimited
5.45%, 04/01/15	$200,000	$195,460
		195,460

ILLINOIS – 0.12%
Illinois State
5.10%, 06/01/33	200,000	177,680
		177,680

NEW JERSEY – 0.13%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	187,277
		187,277

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $579,393)		560,417

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.37%

MORTGAGE-BACKED SECURITIES – 38.02%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	537,393	547,165
4.50%, 04/01/18	743,087	770,689
4.50%, 11/01/18	628,949	652,312
4.50%, 01/01/19	100,019	103,734
4.50%, 02/01/19	652,594	676,836
4.50%, 07/01/39(d)	1,000,000	995,312
5.00%, 10/01/18	888,643	923,378
5.00%, 02/01/34	546,670	559,034
5.00%, 08/01/35	765,663	781,784
5.00%, 04/01/39	2,747,333	2,810,350
5.50%, 09/01/22	800,990	838,361
5.50%, 04/01/33	1,277,511	1,325,205
5.50%, 10/01/35	3,175,070	3,288,647
5.50%, 01/01/38	1,632,492	1,687,573
5.50%, 10/01/38	317,691	328,392
6.00%, 08/01/34	2,599,598	2,730,442
6.00%, 09/01/35	1,421,061	1,492,586
6.00%, 02/01/39	934,257	976,118
6.50%, 06/01/31	166,381	178,551
8.00%, 12/01/24	535,827	591,355
Federal National Mortgage Association
3.98%, 10/01/36	2,778,804	2,796,353
4.00%, 05/01/24	497,288	498,117
4.50%, 05/01/24	497,638	508,503
4.50%, 01/01/35	480,480	481,977
4.50%, 07/01/39(d)	1,500,000	1,496,484
5.00%, 01/01/19	2,204,074	2,307,940

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.00%, 11/01/33	$4,693,228	$4,801,576
5.50%, 06/01/25	954,138	992,029
5.50%, 07/01/33	3,073,311	3,189,073
5.50%, 12/01/33	638,095	662,117
5.50%, 03/01/34	33,021	34,243
5.50%, 10/01/35	1,293,180	1,339,843
5.50%, 02/01/37	733,124	757,859
5.85%, 11/01/36	554,363	582,916
6.00%, 07/01/37	1,659,155	1,736,442
6.00%, 12/01/37	823,227	861,575
6.00%, 02/01/38	1,379,656	1,443,923
6.50%, 07/01/32	1,096,518	1,178,092
6.50%, 11/01/37	889,423	948,503
7.00%, 02/01/32	137,581	150,594
Government National Mortgage Association
5.00%, 07/01/39(d)	1,000,000	1,019,375
5.50%, 12/15/32	566,041	588,373
5.50%, 04/15/39	981,415	1,015,228
6.00%, 03/15/35	544,384	566,932
6.00%, 10/15/37	44,896	46,745
6.00%, 09/15/38	401,772	419,020
6.00%, 04/15/39	324,188	338,105
6.50%, 09/15/36	730,782	776,713
7.50%, 12/15/23	752,578	824,096
		54,620,570

U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.95%
Federal Home Loan Bank
3.50%, 07/16/10	1,000,000	1,025,379
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19	275,000	270,227
4.63%, 10/25/12	990,000	1,067,353
4.88%, 08/16/10	750,000	784,936
6.25%, 07/15/32(a)	345,000	409,929
Federal National Mortgage Association
3.25%, 08/12/10	1,000,000	1,029,383
4.38%, 09/15/12(a)	500,000	535,721
4.38%, 03/15/13	1,200,000	1,290,470
4.63%, 10/15/13	2,000,000	2,159,164
5.00%, 03/15/16	750,000	815,913
5.38%, 11/15/11	500,000	545,183
6.25%, 02/01/11	500,000	525,895
Financing Corp.
8.60%, 09/26/19	200,000	266,524
Tennessee Valley Authority
6.25%, 12/15/17	400,000	458,345
7.13%, 05/01/30	200,000	241,917
		11,426,339

16

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 24.40%
U.S. Treasury Bonds
3.50%, 02/15/39(a)	$725,000	$626,900
4.38%, 02/15/38(a)	300,000	302,953
4.50%, 02/15/36(a)	300,000	309,047
4.50%, 05/15/38(a)	525,000	541,981
5.38%, 02/15/31	150,000	172,172
6.13%, 11/15/27(a)	600,000	739,313
6.25%, 08/15/23(a)	625,000	761,328
7.25%, 05/15/16(a)	1,000,000	1,253,359
7.63%, 02/15/25(a)	350,000	487,703
8.00%, 11/15/21(a)	400,000	551,875
8.13%, 05/15/21(a)	500,000	692,187
8.75%, 05/15/17	500,000	684,688
8.75%, 05/15/20(a)	500,000	714,688
12.50%, 08/15/14	400,000	405,812
U.S. Treasury Notes
1.75%, 03/31/10	500,000	504,805
1.75%, 01/31/14	2,700,000	2,624,076
2.13%, 04/30/10	1,300,000	1,317,824
2.75%, 02/15/19(a)	750,000	702,420
3.38%, 06/30/13	4,620,000	4,839,450
3.38%, 07/31/13(a)	3,400,000	3,562,829
3.88%, 05/15/18(a)	500,000	515,196
4.00%, 02/15/15	400,000	424,969
4.25%, 11/15/14(a)	900,000	969,188
4.25%, 08/15/15	1,150,000	1,232,746
4.25%, 11/15/17(a)	275,000	291,672
4.38%, 08/15/12(a)	500,000	541,094
4.50%, 11/15/10	500,000	525,918
4.50%, 02/28/11(a)	250,000	265,029
4.50%, 02/15/16(a)	500,000	542,227
4.50%, 05/15/17(a)	1,750,000	1,888,497
4.63%, 10/31/11	700,000	753,703
4.63%, 11/15/16(a)	250,000	272,266
4.75%, 05/15/14(a)	175,000	192,938
4.88%, 06/30/12(a)	650,000	712,156
4.88%, 08/15/16(a)	1,000,000	1,105,547
5.13%, 05/15/16(a)	250,000	280,391
5.75%, 08/15/10(a)	2,600,000	2,749,703
		35,058,650

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $97,677,604)		101,105,559

Security	Shares	Value

SHORT-TERM INVESTMENTS – 20.09%

MONEY MARKET FUNDS – 20.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(e)(f)(g)	25,404,925	$25,404,925
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(e)(f)(g)	3,462,320	3,462,320
		28,867,245

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,867,245)		28,867,245

TOTAL INVESTMENTS IN SECURITIES – 117.61%
(Cost: $166,404,525)		168,989,743

Other Assets, Less Liabilities – (17.61)%		(25,305,666)

NET ASSETS – 100.00%		$143,684,077

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

17

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

COMMON STOCKS – 97.42%

ADVERTISING – 0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$500,965
Omnicom Group Inc.(b)	64,102	2,024,341
		2,525,306

AEROSPACE & DEFENSE – 2.20%
Boeing Co. (The)(b)	149,374	6,348,395
General Dynamics Corp.	79,349	4,395,141
Goodrich Corp.(b)	25,169	1,257,695
L-3 Communications Holdings Inc.(b)	24,229	1,681,008
Lockheed Martin Corp.	67,262	5,424,680
Northrop Grumman Corp.(b)	66,998	3,060,469
Raytheon Co.(b)	81,316	3,612,870
Rockwell Collins Inc.(b)	32,192	1,343,372
United Technologies Corp.	193,570	10,057,897
		37,181,527

AGRICULTURE – 2.36%
Altria Group Inc.	423,876	6,947,328
Archer-Daniels-Midland Co.	131,451	3,518,943
Lorillard Inc.	34,442	2,334,134
Monsanto Co.	112,182	8,339,610
Philip Morris International Inc.(b)	402,728	17,566,995
Reynolds American Inc.	34,492	1,332,081
		40,039,091

AIRLINES – 0.06%
Southwest Airlines Co.(b)	150,333	1,011,741
		1,011,741

APPAREL – 0.44%
Coach Inc.	66,015	1,774,483
Nike Inc. Class B(b)	79,876	4,135,979
Polo Ralph Lauren Corp.	11,591	620,582
VF Corp.(b)	17,847	987,831
		7,518,875

AUTO MANUFACTURERS – 0.38%
Ford Motor Co.(a)	659,803	4,005,004
PACCAR Inc.(b)	74,257	2,414,095
		6,419,099

AUTO PARTS & EQUIPMENT – 0.19%
Goodyear Tire & Rubber Co. (The)(a)	50,560	569,306
Johnson Controls Inc.(b)	120,802	2,623,819
		3,193,125

BANKS – 4.81%
Bank of America Corp.	1,658,070	21,886,524
Bank of New York Mellon Corp. (The)	245,090	7,183,588
BB&T Corp.	130,212	2,862,060

Security	Shares	Value

BANKS (Continued)
Comerica Inc.	30,769	$650,764
Discover Financial Services	98,238	1,008,904
Fifth Third Bancorp	150,667	1,069,736
First Horizon National Corp.(a)	44,943	539,316
Huntington Bancshares Inc.(b)	111,448	465,853
KeyCorp	145,137	760,518
M&T Bank Corp.(b)	15,878	808,667
Marshall & Ilsley Corp.	72,233	346,718
Northern Trust Corp.	48,967	2,628,549
PNC Financial Services Group Inc. (The)	94,366	3,662,344
Regions Financial Corp.(b)	224,749	907,986
State Street Corp.	101,227	4,777,914
SunTrust Banks Inc.	95,271	1,567,208
U.S. Bancorp(b)	388,739	6,966,203
Wells Fargo & Co.	954,572	23,157,917
Zions Bancorporation(b)	23,844	275,637
		81,526,406

BEVERAGES – 2.53%
Brown-Forman Corp. Class B(b)	20,323	873,483
Coca-Cola Co. (The)(b)	408,720	19,614,473
Coca-Cola Enterprises Inc.	64,362	1,071,627
Constellation Brands Inc. Class A(a)	39,063	495,319
Dr Pepper Snapple Group Inc.(a)	52,262	1,107,432
Molson Coors Brewing Co. Class B	30,341	1,284,335
Pepsi Bottling Group Inc.	27,068	915,981
PepsiCo Inc.(b)	319,530	17,561,369
		42,924,019

BIOTECHNOLOGY – 1.39%
Amgen Inc.(a)	208,005	11,011,785
Biogen Idec Inc.(a)	59,618	2,691,753
Celgene Corp.(a)(b)	94,422	4,517,148
Genzyme Corp.(a)(b)	55,436	3,086,122
Life Technologies Corp.(a)	35,755	1,491,699
Millipore Corp.(a)	11,124	781,016
		23,579,523

BUILDING MATERIALS – 0.04%
Masco Corp.(b)	74,051	709,409
		709,409

CHEMICALS – 1.33%
Air Products and Chemicals Inc.(b)	42,946	2,773,882
CF Industries Holdings Inc.	9,918	735,321
Dow Chemical Co. (The)	220,583	3,560,210
E.I. du Pont de Nemours and Co.	184,912	4,737,445
Eastman Chemical Co.(b)	14,579	552,544
Ecolab Inc.(b)	34,357	1,339,579
International Flavors & Fragrances Inc.(b)	16,256	531,896
PPG Industries Inc.(b)	33,965	1,491,063
Praxair Inc.(b)	63,197	4,491,411

18

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

CHEMICALS (Continued)
Sherwin-Williams Co. (The)(b)	20,327	$1,092,576
Sigma-Aldrich Corp.(b)	25,420	1,259,815
		22,565,742

COAL – 0.19%
CONSOL Energy Inc.	37,581	1,276,251
Massey Energy Co.(b)	17,752	346,874
Peabody Energy Corp.(b)	54,859	1,654,547
		3,277,672

COMMERCIAL SERVICES – 0.81%
Apollo Group Inc. Class A(a)(b)	22,010	1,565,351
Convergys Corp.(a)	25,380	235,526
DeVry Inc.	12,640	632,506
Equifax Inc.(b)	26,260	685,386
H&R Block Inc.(b)	69,089	1,190,403
Iron Mountain Inc.(a)(b)	37,358	1,074,042
McKesson Corp.	55,961	2,462,284
Monster Worldwide Inc.(a)(b)	26,159	308,938
Moody’s Corp.	39,532	1,041,668
Quanta Services Inc.(a)	39,957	924,205
R.R. Donnelley & Sons Co.	43,079	500,578
Robert Half International Inc.(b)	32,043	756,856
Western Union Co.	145,557	2,387,135
		13,764,878

COMPUTERS – 5.50%
Affiliated Computer Services Inc. Class A(a)	20,255	899,727
Apple Inc.(a)	182,862	26,045,035
Cognizant Technology Solutions Corp. Class A(a)(b)	60,335	1,610,944
Computer Sciences Corp.(a)	31,043	1,375,205
Dell Inc.(a)(b)	354,624	4,868,988
EMC Corp.(a)	414,577	5,430,959
Hewlett-Packard Co.	489,864	18,933,244
International Business Machines Corp.	271,134	28,311,812
Lexmark International Inc. Class A(a)(b)	15,437	244,676
NetApp Inc.(a)(b)	67,846	1,337,923
SanDisk Corp.(a)(b)	47,254	694,161
Sun Microsystems Inc.(a)	150,628	1,388,790
Teradata Corp.(a)	36,343	851,516
Western Digital Corp.(a)	45,619	1,208,903
		93,201,883

COSMETICS & PERSONAL CARE – 2.41%
Avon Products Inc.(b)	86,698	2,235,074
Colgate-Palmolive Co.	102,763	7,269,455
Estee Lauder Companies Inc. (The) Class A(b)	24,028	784,995
Procter & Gamble Co. (The)	598,045	30,560,100
		40,849,624

Security	Shares	Value

DISTRIBUTION & WHOLESALE – 0.18%
Fastenal Co.	26,319	$873,001
Genuine Parts Co.	32,607	1,094,291
W.W. Grainger Inc.(b)	13,033	1,067,142
		3,034,434

DIVERSIFIED FINANCIAL SERVICES – 4.90%
American Express Co.	243,445	5,657,662
Ameriprise Financial Inc.	52,301	1,269,345
Capital One Financial Corp.	91,941	2,011,669
Charles Schwab Corp. (The)(b)	191,748	3,363,260
CIT Group Inc.	75,731	162,822
Citigroup Inc.(b)	1,121,667	3,331,351
CME Group Inc.	13,650	4,246,651
E*TRADE Financial Corp.(a)	206,479	264,293
Federated Investors Inc. Class B	18,116	436,414
Franklin Resources Inc.	30,995	2,231,950
Goldman Sachs Group Inc. (The)	103,125	15,204,750
Intercontinental Exchange Inc.(a)	14,838	1,695,093
Invesco Ltd.	84,328	1,502,725
Janus Capital Group Inc.	33,579	382,801
JPMorgan Chase & Co.	799,813	27,281,621
Legg Mason Inc.	30,055	732,741
Morgan Stanley	277,121	7,900,720
NASDAQ OMX Group Inc. (The)(a)	28,161	600,111
NYSE Euronext Inc.	53,596	1,460,491
SLM Corp.(a)	95,835	984,225
T. Rowe Price Group Inc.(b)	52,500	2,187,675
		82,908,370

ELECTRIC – 3.64%
AES Corp. (The)(a)(b)	136,635	1,586,332
Allegheny Energy Inc.(b)	34,178	876,666
Ameren Corp.(b)	42,803	1,065,367
American Electric Power Co. Inc.(b)	95,730	2,765,640
CenterPoint Energy Inc.	69,245	767,235
CMS Energy Corp.(b)	47,382	572,375
Consolidated Edison Inc.(b)	55,889	2,091,366
Constellation Energy Group Inc.(b)	40,351	1,072,530
Dominion Resources Inc.(b)	119,933	4,008,161
DTE Energy Co.(b)	33,526	1,072,832
Duke Energy Corp.(b)	262,460	3,829,291
Dynegy Inc. Class A(a)(b)	104,575	237,385
Edison International	66,512	2,092,468
Entergy Corp.	40,205	3,116,692
Exelon Corp.	134,821	6,904,183
FirstEnergy Corp.	62,468	2,420,635
FPL Group Inc.(b)	83,757	4,762,423
Integrys Energy Group Inc.	16,065	481,789
Northeast Utilities	34,883	778,240
Pepco Holdings Inc.	44,898	603,429
PG&E Corp.(b)	74,872	2,878,080
Pinnacle West Capital Corp.(b)	21,158	637,914
PPL Corp.(b)	76,668	2,526,977
Progress Energy Inc.(b)	56,317	2,130,472
Public Service Enterprise Group Inc.(b)	103,710	3,384,057

19

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

ELECTRIC (Continued)
SCANA Corp.(b)	24,421	$792,950
Southern Co.	159,567	4,972,108
TECO Energy Inc.(b)	44,313	528,654
Wisconsin Energy Corp.	24,218	985,915
Xcel Energy Inc.(b)	92,021	1,694,107
		61,636,273

ELECTRICAL COMPONENTS & EQUIPMENT – 0.32%
Emerson Electric Co.	154,778	5,014,807
Molex Inc.(b)	28,010	435,556
		5,450,363

ELECTRONICS – 0.51%
Agilent Technologies Inc.(a)	71,852	1,459,314
Amphenol Corp. Class A(b)	35,594	1,126,194
FLIR Systems Inc.(a)(b)	30,495	687,967
Jabil Circuit Inc.	44,010	326,554
PerkinElmer Inc.(b)	24,783	431,224
Thermo Fisher Scientific Inc.(a)(b)	86,110	3,510,705
Waters Corp.(a)(b)	20,479	1,054,054
		8,596,012

ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.(b)	36,987	1,897,063
Jacobs Engineering Group Inc.(a)(b)	24,860	1,046,357
		2,943,420

ENTERTAINMENT – 0.06%
International Game Technology(b)	59,686	949,007
		949,007

ENVIRONMENTAL CONTROL – 0.32%
Republic Services Inc.(b)	65,120	1,589,579
Stericycle Inc.(a)(b)	17,687	911,411
Waste Management Inc.(b)	100,529	2,830,897
		5,331,887

FOOD – 2.03%
Campbell Soup Co.(b)	41,374	1,217,223
ConAgra Foods Inc.(b)	91,619	1,746,258
Dean Foods Co.(a)	36,292	696,443
General Mills Inc.(b)	67,882	3,802,750
H.J. Heinz Co.	64,436	2,300,365
Hershey Co. (The)	34,344	1,236,384
Hormel Foods Corp.	14,579	503,559
J.M. Smucker Co. (The)	24,451	1,189,786
Kellogg Co.(b)	51,625	2,404,176
Kraft Foods Inc. Class A	301,051	7,628,632
Kroger Co. (The)	133,706	2,948,217
McCormick & Co. Inc. NVS(b)	26,935	876,196
Safeway Inc.(b)	87,177	1,775,795
Sara Lee Corp.(b)	145,845	1,423,447
SUPERVALU Inc.	43,040	557,368
Sysco Corp.(b)	121,702	2,735,861

Security	Shares	Value

FOOD (Continued)
Tyson Foods Inc. Class A(b)	63,044	$794,985
Whole Foods Market Inc.(b)	29,502	559,948
		34,397,393

FOREST PRODUCTS & PAPER – 0.25%
International Paper Co.	88,382	1,337,220
MeadWestvaco Corp.(b)	34,856	571,987
Plum Creek Timber Co. Inc.(b)	34,266	1,020,441
Weyerhaeuser Co.(b)	43,710	1,330,095
		4,259,743

GAS – 0.20%
Nicor Inc.	9,098	314,973
NiSource Inc.	57,628	671,942
Sempra Energy(b)	49,926	2,477,827
		3,464,742

HAND & MACHINE TOOLS – 0.07%
Black & Decker Corp. (The)(b)	12,384	354,925
Snap-On Inc.(b)	12,087	347,380
Stanley Works (The)(b)	16,479	557,649
		1,259,954

HEALTH CARE - PRODUCTS – 3.85%
Baxter International Inc.(b)	124,529	6,595,056
Becton, Dickinson and Co.	49,452	3,526,422
Boston Scientific Corp.(a)(b)	307,449	3,117,533
C.R. Bard Inc.(b)	20,204	1,504,188
DENTSPLY International Inc.(b)	30,794	939,833
Intuitive Surgical Inc.(a)(b)	7,890	1,291,277
Johnson & Johnson	565,375	32,113,300
Medtronic Inc.	229,145	7,994,869
Patterson Companies Inc.(a)(b)	18,873	409,544
St. Jude Medical Inc.(a)	70,530	2,898,783
Stryker Corp.(b)	49,282	1,958,467
Varian Medical Systems Inc.(a)(b)	25,786	906,120
Zimmer Holdings Inc.(a)	44,679	1,903,325
		65,158,717

HEALTH CARE - SERVICES – 1.17%
Aetna Inc.	92,621	2,320,156
Coventry Health Care Inc.(a)(b)	30,695	574,303
DaVita Inc.(a)(b)	21,493	1,063,044
Humana Inc.(a)(b)	34,840	1,123,938
Laboratory Corp. of America Holdings(a)(b)	22,224	1,506,565
Quest Diagnostics Inc.(b)	31,239	1,762,817
Tenet Healthcare Corp.(a)	84,956	239,576
UnitedHealth Group Inc.	244,861	6,116,628
WellPoint Inc.(a)	99,854	5,081,570
		19,788,597

HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	37,012	780,583
		780,583

20

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

HOME BUILDERS – 0.10%
Centex Corp.(b)	25,426	$215,104
D.R. Horton Inc.(b)	57,772	540,746
KB Home	16,233	222,067
Lennar Corp. Class A	28,949	280,516
Pulte Homes Inc.	44,917	396,617
		1,655,050

HOME FURNISHINGS – 0.05%
Harman International Industries Inc.(b)	12,074	226,991
Whirlpool Corp.(b)	15,381	654,615
		881,606

HOUSEHOLD PRODUCTS & WARES – 0.45%
Avery Dennison Corp.(b)	22,375	574,590
Clorox Co. (The)	28,426	1,587,024
Fortune Brands Inc.(b)	31,248	1,085,556
Kimberly-Clark Corp.	84,788	4,445,435
		7,692,605

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.(b)	58,177	605,623
		605,623

INSURANCE – 2.36%
Aflac Inc.(b)	95,521	2,969,748
Allstate Corp. (The)	109,466	2,670,970
American International Group Inc.(b)	554,020	642,663
Aon Corp.	55,935	2,118,258
Assurant Inc.	24,311	585,652
Chubb Corp.	72,891	2,906,893
CIGNA Corp.	55,622	1,339,934
Cincinnati Financial Corp.(b)	32,753	732,030
Genworth Financial Inc. Class A	90,929	635,594
Hartford Financial Services Group Inc. (The)	65,627	778,992
Lincoln National Corp.	60,704	1,044,716
Loews Corp.	73,781	2,021,599
Marsh & McLennan Companies Inc.	105,347	2,120,635
MBIA Inc.(a)	40,352	174,724
MetLife Inc.	167,663	5,031,567
Principal Financial Group Inc.(b)	63,665	1,199,449
Progressive Corp. (The)(a)(b)	137,798	2,082,128
Prudential Financial Inc.(b)	93,629	3,484,871
Torchmark Corp.	17,321	641,570
Travelers Companies Inc. (The)	119,780	4,915,771
Unum Group	67,988	1,078,290
XL Capital Ltd. Class A	70,528	808,251
		39,984,305

INTERNET – 2.39%
Akamai Technologies Inc.(a)(b)	35,386	678,703
Amazon.com Inc.(a)	65,907	5,513,780
eBay Inc.(a)(b)	219,806	3,765,277

Security	Shares	Value

INTERNET (Continued)
Expedia Inc.(a)(b)	43,936	$663,873
Google Inc. Class A(a)(b)	49,200	20,742,228
McAfee Inc.(a)	30,931	1,304,979
Symantec Corp.(a)	169,161	2,632,145
VeriSign Inc.(a)(b)	39,843	736,299
Yahoo! Inc.(a)	286,234	4,482,424
		40,519,708

IRON & STEEL – 0.30%
AK Steel Holding Corp.(b)	23,542	451,771
Allegheny Technologies Inc.(b)	19,410	677,991
Nucor Corp.(b)	64,335	2,858,404
United States Steel Corp.	28,708	1,026,024
		5,014,190

LEISURE TIME – 0.18%
Carnival Corp.	89,274	2,300,591
Harley-Davidson Inc.(b)	48,724	789,816
		3,090,407

LODGING – 0.18%
Marriott International Inc. Class A(b)	59,646	1,316,387
Starwood Hotels & Resorts
Worldwide Inc.(b)	37,215	826,173
Wyndham Worldwide Corp.	37,193	450,779
Wynn Resorts Ltd.(a)(b)	12,786	451,346
		3,044,685

MACHINERY – 0.64%
Caterpillar Inc.(b)	123,615	4,084,240
Cummins Inc.(b)	40,741	1,434,491
Deere & Co.(b)	87,503	3,495,745
Flowserve Corp.	11,702	816,917
Manitowoc Co. Inc. (The)(b)	27,353	143,877
Rockwell Automation Inc.(b)	28,643	920,013
		10,895,283

MANUFACTURING – 3.17%
Cooper Industries Ltd. Class A	34,885	1,083,179
Danaher Corp.(b)	52,396	3,234,929
Dover Corp.(b)	37,889	1,253,747
Eastman Kodak Co.	53,284	157,721
Eaton Corp.(b)	33,705	1,503,580
General Electric Co.	2,168,632	25,416,367
Honeywell International Inc.(b)	152,503	4,788,594
Illinois Tool Works Inc.	79,471	2,967,447
ITT Corp.(b)	36,867	1,640,581
Leggett & Platt Inc.(b)	32,959	501,966
Pall Corp.	23,982	636,962
Parker Hannifin Corp.(b)	33,025	1,418,754
Textron Inc.(b)	51,098	493,607
3M Co.	142,509	8,564,791
		53,662,225

21

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

MEDIA – 2.36%
CBS Corp. Class B	140,147	$969,817
Comcast Corp. Class A	591,961	8,577,515
DIRECTV Group Inc. (The)(a)	105,485	2,606,534
Gannett Co. Inc.	48,072	171,617
McGraw-Hill Companies Inc. (The)	64,450	1,940,589
Meredith Corp.	6,969	178,058
New York Times Co. (The) Class A(b)	24,016	132,328
News Corp. Class A(b)	471,304	4,293,579
Scripps Networks Interactive Inc. Class A	18,872	525,208
Time Warner Cable Inc.	72,364	2,291,768
Time Warner Inc.	245,045	6,172,684
Viacom Inc. Class B(a)	125,001	2,837,523
Walt Disney Co. (The)	380,804	8,884,157
Washington Post Co. (The) Class B(b)	1,264	445,156
		40,026,533

METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.	28,760	2,100,343
		2,100,343

MINING – 0.69%
Alcoa Inc.(b)	199,745	2,063,366
Freeport-McMoRan Copper & Gold Inc.	84,269	4,222,720
Newmont Mining Corp.	100,243	4,096,931
Titanium Metals Corp.	18,784	172,625
Vulcan Materials Co.	24,984	1,076,810
		11,632,452

OFFICE & BUSINESS EQUIPMENT – 0.12%
Pitney Bowes Inc.(b)	42,240	926,323
Xerox Corp.	175,551	1,137,570
		2,063,893

OIL & GAS – 10.09%
Anadarko Petroleum Corp.(b)	102,344	4,645,394
Apache Corp.	68,581	4,948,119
Cabot Oil & Gas Corp.	20,684	633,758
Chesapeake Energy Corp.(b)	114,867	2,277,813
Chevron Corp.	411,342	27,251,408
ConocoPhillips	304,305	12,799,068
Denbury Resources Inc.(a)(b)	51,007	751,333
Devon Energy Corp.(b)	91,061	4,962,825
Diamond Offshore Drilling Inc.(b)	14,037	1,165,773
ENSCO International Inc.(b)	28,613	997,735
EOG Resources Inc.(b)	51,145	3,473,768
EQT Corp.(b)	27,162	948,225
Exxon Mobil Corp.	1,000,767	69,963,620
Hess Corp.	58,132	3,124,595
Marathon Oil Corp.	144,587	4,356,406
Murphy Oil Corp.(b)	38,863	2,111,038
Nabors Industries Ltd.(a)(b)	59,373	925,031
Noble Energy Inc.(b)	35,400	2,087,538

Security	Shares	Value

OIL & GAS (Continued)
Occidental Petroleum Corp.(b)	166,399	$10,950,718
Pioneer Natural Resources Co.(b)	24,383	621,767
Range Resources Corp.(b)	31,786	1,316,258
Rowan Companies Inc.	23,674	457,382
Southwestern Energy Co.(a)(b)	70,263	2,729,718
Sunoco Inc.(b)	23,728	550,490
Tesoro Corp.	28,979	368,903
Valero Energy Corp.	114,054	1,926,372
XTO Energy Inc.	118,965	4,537,325
		170,882,380

OIL & GAS SERVICES – 1.56%
Baker Hughes Inc.	63,004	2,295,866
BJ Services Co.(b)	59,107	805,628
Cameron International Corp.(a)(b)	45,499	1,287,622
FMC Technologies Inc.(a)(b)	25,854	971,593
Halliburton Co.(b)	183,149	3,791,184
National Oilwell Varco Inc.(a)	85,519	2,793,051
Schlumberger Ltd.	245,699	13,294,773
Smith International Inc.(b)	44,541	1,146,931
		26,386,648

PACKAGING & CONTAINERS – 0.21%
Ball Corp.	19,117	863,324
Bemis Co. Inc.(b)	20,963	528,268
Owens-Illinois Inc.(a)(b)	34,705	972,087
Pactiv Corp.(a)(b)	27,499	596,728
Sealed Air Corp.(b)	32,383	597,466
		3,557,873

PHARMACEUTICALS – 6.68%
Abbott Laboratories	317,366	14,928,897
Allergan Inc.(b)	63,016	2,998,301
AmerisourceBergen Corp.	62,657	1,111,535
Bristol-Myers Squibb Co.	405,658	8,238,914
Cardinal Health Inc.(b)	73,639	2,249,671
Cephalon Inc.(a)(b)	15,137	857,511
Eli Lilly and Co.(b)	207,414	7,184,821
Express Scripts Inc.(a)	55,557	3,819,544
Forest Laboratories Inc.(a)	61,703	1,549,362
Gilead Sciences Inc.(a)	186,350	8,728,634
Hospira Inc.(a)(b)	32,334	1,245,506
King Pharmaceuticals Inc.(a)(b)	51,510	496,041
Medco Health Solutions Inc.(a)	99,420	4,534,546
Merck & Co. Inc.(b)	433,233	12,113,195
Mylan Inc.(a)(b)	61,932	808,213
Pfizer Inc.	1,385,085	20,776,275
Schering-Plough Corp.	334,192	8,394,903
Watson Pharmaceuticals Inc.(a)	21,022	708,231
Wyeth	273,432	12,411,078
		113,155,178

22

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

PIPELINES – 0.38%
El Paso Corp.	144,094	$1,329,988
Questar Corp.	35,495	1,102,475
Spectra Energy Corp.(b)	131,402	2,223,322
Williams Companies Inc. (The)	118,537	1,850,363
		6,506,148

REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)	46,010	430,654
		430,654

REAL ESTATE INVESTMENT TRUSTS – 0.88%
Apartment Investment and Management Co. Class A	24,729	218,852
AvalonBay Communities Inc.(b)	16,301	911,878
Boston Properties Inc.	24,442	1,165,883
Equity Residential(b)	55,502	1,233,809
HCP Inc.(b)	55,862	1,183,716
Health Care REIT Inc.(b)	22,436	765,068
Host Hotels & Resorts Inc.	123,259	1,034,143
Kimco Realty Corp.(b)	63,921	642,406
ProLogis	86,160	694,450
Public Storage(b)	25,452	1,666,597
Simon Property Group Inc.	57,432	2,953,728
Ventas Inc.(b)	32,088	958,148
Vornado Realty Trust(b)	32,545	1,465,501
		14,894,179

RETAIL – 6.22%
Abercrombie & Fitch Co. Class A(b)	18,268	463,825
AutoNation Inc.(a)(b)	23,372	405,504
AutoZone Inc.(a)	7,554	1,141,485
Bed Bath & Beyond Inc.(a)(b)	52,757	1,622,278
Best Buy Co. Inc.	69,097	2,314,059
Big Lots Inc.(a)	17,175	361,190
Costco Wholesale Corp.(b)	89,022	4,068,305
CVS Caremark Corp.	298,654	9,518,103
Darden Restaurants Inc.(b)	28,429	937,588
Family Dollar Stores Inc.(b)	28,451	805,163
GameStop Corp. Class A(a)(b)	33,806	744,070
Gap Inc. (The)	94,715	1,553,326
Home Depot Inc. (The)	347,430	8,209,771
J.C. Penney Co. Inc.(b)	44,971	1,291,117
Kohl’s Corp.(a)(b)	62,417	2,668,327
Limited Brands Inc.(b)	54,571	653,215
Lowe’s Companies Inc.(b)	300,346	5,829,716
Macy’s Inc.(b)	84,900	998,424
McDonald’s Corp.	226,600	13,027,234
Nordstrom Inc.	32,788	652,153
Office Depot Inc.(a)	56,955	259,715
O’Reilly Automotive Inc.(a)(b)	27,733	1,056,073
RadioShack Corp.(b)	24,694	344,728
Sears Holdings Corp.(a)(b)	11,101	738,439
Staples Inc.(b)	146,189	2,948,632
Starbucks Corp.(a)(b)	150,723	2,093,542
Target Corp.	154,259	6,088,603

Security	Shares	Value

RETAIL (Continued)
Tiffany & Co.	25,563	$648,278
TJX Companies Inc. (The)(b)	85,318	2,684,104
Walgreen Co.(b)	202,846	5,963,672
Wal-Mart Stores Inc.	458,014	22,186,198
Yum! Brands Inc.	94,775	3,159,799
		105,436,636

SAVINGS & LOANS – 0.15%
Hudson City Bancorp Inc.(b)	106,648	1,417,352
People’s United Financial Inc.(b)	71,848	1,080,594
		2,497,946

SEMICONDUCTORS – 2.45%
Advanced Micro Devices Inc.(a)(b)	114,752	444,090
Altera Corp.(b)	60,918	991,745
Analog Devices Inc.(b)	59,646	1,478,028
Applied Materials Inc.(b)	274,935	3,016,037
Broadcom Corp. Class A(a)(b)	87,632	2,172,397
Intel Corp.	1,142,029	18,900,580
KLA-Tencor Corp.(b)	33,865	855,091
Linear Technology Corp.	45,408	1,060,277
LSI Corp.(a)	133,993	611,008
MEMC Electronic Materials Inc.(a)(b)	46,719	832,065
Microchip Technology Inc.(b)	37,816	852,751
Micron Technology Inc.(a)(b)	173,595	878,391
National Semiconductor Corp.	40,401	507,033
Novellus Systems Inc.(a)	19,918	332,631
NVIDIA Corp.(a)(b)	110,061	1,242,589
QLogic Corp.(a)	24,851	315,111
Teradyne Inc.(a)(b)	35,964	246,713
Texas Instruments Inc.(b)	262,192	5,584,690
Xilinx Inc.(b)	55,940	1,144,532
		41,465,759

SOFTWARE – 4.64%
Adobe Systems Inc.(a)(b)	108,401	3,067,748
Autodesk Inc.(a)	47,035	892,724
Automatic Data Processing Inc.	103,384	3,663,929
BMC Software Inc.(a)	38,271	1,293,177
CA Inc.	80,018	1,394,714
Citrix Systems Inc.(a)(b)	37,409	1,192,973
Compuware Corp.(a)(b)	51,332	352,138
Dun & Bradstreet Corp. (The)	11,166	906,791
Electronic Arts Inc.(a)(b)	66,073	1,435,106
Fidelity National Information Services Inc.(b)	38,389	766,244
Fiserv Inc.(a)(b)	32,278	1,475,105
IMS Health Inc.	38,122	484,149
Intuit Inc.(a)(b)	65,335	1,839,834
MasterCard Inc. Class A	14,825	2,480,371
Microsoft Corp.(b)	1,570,236	37,324,510
Novell Inc.(a)	74,108	335,709
Oracle Corp.(b)	777,680	16,657,906
Paychex Inc.(b)	65,259	1,644,527

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

SOFTWARE (Continued)
Salesforce.com Inc.(a)(b)	21,862	$834,473
Total System Services Inc.	39,638	530,753
		78,572,881

TELECOMMUNICATIONS – 6.39%
American Tower Corp. Class A(a)	81,291	2,563,105
AT&T Inc.(b)	1,210,378	30,065,789
CenturyTel Inc.(b)	20,227	620,969
Ciena Corp.(a)	19,409	200,883
Cisco Systems Inc.(a)	1,183,763	22,065,342
Corning Inc.	318,513	5,115,319
Embarq Corp.(b)	28,811	1,211,791
Frontier Communications Corp.(b)	65,299	466,235
Harris Corp.(b)	27,471	779,078
JDS Uniphase Corp.(a)	43,679	249,844
Juniper Networks Inc.(a)(b)	108,191	2,553,308
MetroPCS Communications Inc.(a)	51,907	690,882
Motorola Inc.(b)	462,236	3,064,625
QUALCOMM Inc.	339,235	15,333,422
Qwest Communications International Inc.(b)	299,089	1,241,219
Sprint Nextel Corp.(a)	583,973	2,808,910
Tellabs Inc.(a)	81,837	468,926
Verizon Communications Inc.	583,257	17,923,488
Windstream Corp.(b)	91,100	761,596
		108,184,731

TEXTILES – 0.04%
Cintas Corp.(b)	27,457	627,118
		627,118

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	24,903	603,649
Mattel Inc.(b)	74,291	1,192,371
		1,796,020

TRANSPORTATION – 1.93%
Burlington Northern Santa Fe Corp.(b)	57,523	4,230,241
C.H. Robinson Worldwide Inc.(b)	34,609	1,804,859
CSX Corp.	80,959	2,803,610
Expeditors International Washington Inc.(b)	43,037	1,434,854
FedEx Corp.	63,781	3,547,499
Norfolk Southern Corp.	75,878	2,858,324
Ryder System Inc.(b)	11,550	322,476
Union Pacific Corp.	103,778	5,402,683
United Parcel Service Inc. Class B	204,469	10,221,405
		32,625,951

TOTAL COMMON STOCKS
(Cost: $2,048,793,292)		1,650,136,425

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 20.74%

MONEY MARKET FUNDS – 20.35%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(c)(d)(e)	299,024,349	$299,024,349
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(c)(d)(e)	45,778,724	45,778,724
		344,803,073

U.S. TREASURY OBLIGATIONS – 0.39%
U.S. Treasury Bill
0.18%, 09/17/09(f)(g)	$6,600,000	6,597,400
		6,597,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,400,547)		351,400,473

TOTAL INVESTMENTS IN SECURITIES – 118.16%
(Cost: $2,400,193,839)		2,001,536,898

Other Assets, Less Liabilities – (18.16)%		(307,653,887)

NET ASSETS – 100.00%		$1,693,883,011

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation	Net Realized Gain on Closed Contracts
S&P 500 Index (September 2009)	946	$43,303,150	$(1,365,949)	$6,685,534

		$43,303,150	$(1,365,949)	$6,685,534

The accompanying notes are an integral part of these financial statements.

24

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2009

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$58,979,680	41.05%
U.S. Government & Agency	46,484,989	32.35
Financial	11,562,236	8.05
Consumer Non-Cyclical	4,529,766	3.15
Communications	4,383,930	3.05
Utilities	2,829,585	1.97
Foreign Government Bonds & Notes	2,744,901	1.91
Industrial	2,001,361	1.39
Energy	1,948,267	1.36
Asset-Backed Securities	960,213	0.67
Multi-National	952,334	0.66
Basic Materials	923,540	0.64
Technology	659,066	0.46
Consumer Cyclical	602,213	0.42
Municipal Debt Obligations	560,417	0.39
Short-Term and Other Net Assets	3,561,579	2.48

TOTAL	$143,684,077	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$401,349,625	23.69%
Financial	222,241,860	13.13
Technology	215,304,416	12.71
Energy	207,052,848	12.22
Communications	191,256,278	11.29
Industrial	164,314,247	9.70
Consumer Cyclical	139,263,426	8.22
Utilities	65,101,015	3.84
Basic Materials	43,472,127	2.57
Diversified	780,583	0.05
Futures Contracts	(1,365,949)	(0.08)
Short-Term and Other Net Assets	45,112,535	2.66

TOTAL	$1,693,883,011	100.00%

These tables are not part of the financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$137,537,280	$2,055,390,766
Affiliated issuers (Note 2)	28,867,245	344,803,073

Total cost of investments	$166,404,525	$2,400,193,839

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$140,122,498	$1,656,733,825
Affiliated issuers (Note 2)	28,867,245	344,803,073

Total fair value of investments	168,989,743	2,001,536,898
Receivables:
Investment securities sold	375,358	1,361,122
Dividends and interest	1,253,189	2,436,757

Total Assets	170,618,290	2,005,334,777

LIABILITIES
Payables:
Investment securities purchased	3,604,902	2,872,349
Due to broker – variation margin	—	276,025
Collateral for securities on loan (Note 4)	23,311,226	308,220,513
Investment advisory fees (Note 2)	7,658	67,979
Accrued expenses:
Professional fees (Note 2)	10,347	12,160
Independent trustees’ fees (Note 2)	80	2,740

Total Liabilities	26,934,213	311,451,766

NET ASSETS	$143,684,077	$1,693,883,011

(a)	Securities on loan with values of $22,903,774 and $301,219,965, respectively. See Note 4.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2009

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$20,560,376
Interest from unaffiliated issuers	3,073,096	5,494
Interest from affiliated issuers (Note 2)	25,976	58,523
Securities lending income from affiliated issuers (Note 2)	36,325	907,541

Total investment income	3,135,397	21,531,934

EXPENSES (Note 2)
Investment advisory fees	54,762	387,014
Professional fees	10,253	11,763
Independent trustees’ fees	543	7,936

Total expenses	65,558	406,713
Less expense reductions (Note 2)	(10,796)	(19,699)

Net expenses	54,762	387,014

Net investment income	3,080,635	21,144,920

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	44,279	(48,727,459)
Net realized gain on futures contracts	—	6,685,534
Net change in unrealized appreciation (depreciation) of investments	(766,596)	73,270,203
Net change in unrealized appreciation (depreciation) of futures contracts	—	(1,697,376)

Net realized and unrealized gain (loss)	(722,317)	29,530,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,358,318	$50,675,822

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,080,635	$6,314,472	$21,144,920	$55,448,050
Net realized gain (loss)	44,279	(423,541)	(42,041,925)	(142,694,921)
Net change in unrealized appreciation (depreciation)	(766,596)	1,434,040	71,572,827	(937,962,325)

Net increase (decrease) in net assets resulting from operations	2,358,318	7,324,971	50,675,822	(1,025,209,196)

Interestholder transactions:
Contributions	19,688,042	45,530,591	275,449,924	600,316,999
Withdrawals	(11,840,168)	(39,285,080)	(323,222,457)	(804,875,751)

Net increase (decrease) in net assets resulting from interestholder transactions	7,847,874	6,245,511	(47,772,533)	(204,558,752)

Increase (decrease) in net assets	10,206,192	13,570,482	2,903,289	(1,229,767,948)

NET ASSETS:
Beginning of period	133,477,885	119,907,403	1,690,979,722	2,920,747,670

End of period	$143,684,077	$133,477,885	$1,693,883,011	$1,690,979,722

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

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Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter. Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s underlying index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s underlying index.

The following tables summarize the values of each of the Master Portfolios’ investments according to the fair value hierarchy as of June 30, 2009. The breakdown of the S&P 500 Index Master Portfolio’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Bond Index
Corporate Bonds & Notes	$—	$30,392,298	$—	$30,392,298
Asset-Backed Securities	—	960,213	—	960,213
Collateralized Mortgage Obligations	—	4,359,110	—	4,359,110
Foreign Government Bonds & Notes	—	2,744,901	—	2,744,901
Municipal Debt Obligations	—	560,417		560,417
U.S. Government & Agency Obligations	35,058,650	66,046,909	—	101,105,559
Short-Term Investments	28,867,245	—	—	28,867,245

	$63,925,895	$105,063,848	$—	$168,989,743

S&P 500 Index	$2,001,536,898	$—	$—	$2,001,536,898

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$(1,365,949)	$—	$—	$(1,365,949)

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Non-cash dividends received by the S&P 500 Index Master Portfolio in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2009, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$166,786,917	$4,805,957	$(2,603,131)	$2,202,826
S&P 500 Index	2,455,203,813	252,332,142	(705,999,057)	(453,666,915)

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2009, the Master Portfolios adopted FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced financial statement disclosures that enable investors to understand how and why the Master Portfolios use derivatives, how derivatives are accounted for, and how the derivative instruments affect the Master Portfolios’ results of operations and financial positions.

FUTURES CONTRACTS

The Master Portfolios are subject to equity price risk or interest-rate risk in the normal course of pursuing their investment objectives. The Master Portfolios may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. The amount at risk for futures contracts may exceed the amount reflected in the financial statements. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of June 30, 2009, the S&P 500 Index Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $10,796 and $19,699, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended June 30, 2009, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$36,325
S&P 500 Index	907,541

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2009, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2009 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$54,987,913	$45,400,697	$5,142,619	$2,153,602
S&P 500 Index	—	—	34,219,957	40,215,618

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of June 30, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of June 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.11%	0.10%	n/a	n/a
Ratio of net investment income to average net assets(a)	4.50%		4.99%	5.15%	4.97%	4.56%	4.17%
Portfolio turnover rate(b)	36%		89%	61%	57%	76%	148%
Total return	1.68	%(c)	6.06%	7.31%	4.91%	2.27%	4.20%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets(a)	2.73%		2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate(b)	2%		8%	7%	14%	10%	14%
Total return	3.30	%(c)	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

6.	BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in the BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of each Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios (each, a “Fund”). Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

7.	REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Master Portfolios as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolios’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract” and together, the “Advisory Contracts”) on behalf of the Bond Index Master Portfolio and S&P 500 Index Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions (for the S&P 500 Index Master Portfolio), managing risk and diversification (for the Bond Index Master Portfolio), employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolios and the adequacy of the time and attention that such persons devote to the Master Portfolios. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, and (ii) the Master Portfolios’ published performance benchmarks, the S&P 500 Index or the Barclays Capital U.S. Aggregate Index, as applicable. The Board noted that the S&P 500 Index Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis in 2008 and over three years, over five years, and over ten years, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that the Bond Index Master Portfolio outperformed its published benchmark in 2008 and on an annualized basis over three years, over five years, and over ten years. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

request of BGFA (each, a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group,” and collectively with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

The Board noted that each Master Portfolio generally performed in line with its performance benchmark index over relevant periods. The Board noted that the advisory fee rate for each Master Portfolio was lower than the median of the advisory fee rates of the funds in its Lipper Expense Group, and the overall expenses for each Master Portfolio were lower than median of the overall expenses of the funds in its Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA, and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the operations of the Master Portfolios and the Barclays Global Investors Funds for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolios; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

35

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (collectively, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was generally lower than or in line with the investment advisory fee rates for other funds registered under the 1940 Act and higher than the investment management fee rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

36

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 71.77%
Active Stock Master Portfolio(a)		$51,561,492
CoreAlpha Bond Master Portfolio(a)		143,175,223

TOTAL MASTER PORTFOLIOS		194,736,715

EXCHANGE-TRADED FUNDS – 28.11%
iShares Barclays TIPS Bond Fund(a)(b)	233,012	23,681,010
iShares Cohen & Steers Realty Majors Index Fund(a)	35,534	1,277,092
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	107,197	2,687,429
iShares MSCI Canada Index Fund(a)	97,248	2,083,052
iShares MSCI EAFE Index Fund(a)	396,224	18,151,021
iShares MSCI EAFE Small Cap Index Fund(a)(b)	78,155	2,343,868
iShares MSCI Emerging Markets Index Fund(a)	193,654	6,241,468
iShares S&P MidCap 400 Index Fund(a)(b)	228,474	13,203,513
iShares S&P SmallCap 600 Index Fund(a)(b)	148,819	6,617,981

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $81,947,201)		76,286,434

SHORT-TERM INVESTMENTS – 9.43%

MONEY MARKET FUNDS – 9.43%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	21,912,608	21,912,608
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	3,668,164	3,668,164
		25,580,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,580,772)		25,580,772

TOTAL INVESTMENTS – 109.31%		296,603,921

Other Assets, Less Liabilities – (9.31)%		(25,269,702)

NET ASSETS – 100.00%		$271,334,219

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

36

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 71.13%
Active Stock Master Portfolio(a)		$147,448,114
CoreAlpha Bond Master Portfolio(a)		373,933,770

TOTAL MASTER PORTFOLIOS		521,381,884

EXCHANGE-TRADED FUNDS – 28.95%
iShares Barclays TIPS Bond Fund(a)	621,475	63,160,504
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	125,472	4,509,464
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	358,883	8,997,197
iShares MSCI Canada Index Fund(a)(b)	277,059	5,934,604
iShares MSCI EAFE Index Fund(a)	1,143,428	52,380,437
iShares MSCI EAFE Small Cap Index Fund(a)(b)	209,717	6,289,413
iShares MSCI Emerging Markets Index Fund(a)(b)	535,129	17,247,207
iShares S&P MidCap 400 Index Fund(a)(b)	622,084	35,950,234
iShares S&P SmallCap 600 Index Fund(a)(b)	399,298	17,756,782

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $231,125,403)		212,225,842

SHORT-TERM INVESTMENTS – 6.81%

MONEY MARKET FUNDS – 6.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	42,773,907	42,773,907
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	7,184,929	7,184,929
		49,958,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,958,836)		49,958,836

TOTAL INVESTMENTS – 106.89%		783,566,562

Other Assets, Less Liabilities – (6.89)%		(50,533,815)

NET ASSETS – 100.00%		$733,032,747

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

37

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 64.22%
Active Stock Master Portfolio(a)		$428,202,125
CoreAlpha Bond Master Portfolio(a)		469,876,980

TOTAL MASTER PORTFOLIOS		898,079,105

EXCHANGE-TRADED FUNDS – 35.75%
iShares Barclays TIPS Bond Fund(a)	734,651	74,662,581
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	645,467	23,198,084
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,979,012	49,613,831
iShares MSCI Canada Index Fund(a)	766,067	16,409,155
iShares MSCI EAFE Index Fund(a)(b)	3,165,324	145,003,492
iShares MSCI EAFE Small Cap Index Fund(a)(b)	616,015	18,474,290
iShares MSCI Emerging Markets Index Fund(a)(b)	1,548,047	49,893,555
iShares S&P MidCap 400 Index Fund(a)(b)	1,427,827	82,514,122
iShares S&P SmallCap 600 Index Fund(a)(b)	904,341	40,216,044

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $568,775,013)		499,985,154

SHORT-TERM INVESTMENTS – 10.86%

MONEY MARKET FUNDS – 10.86%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	129,843,347	129,843,347
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	21,950,505	21,950,505
		151,793,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,793,852)		151,793,852

TOTAL INVESTMENTS – 110.83%		1,549,858,111

Other Assets, Less Liabilities – (10.83)%		(151,486,526)

NET ASSETS – 100.00%		$1,398,371,585

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

38

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 58.84%
Active Stock Master Portfolio(a)		$420,001,658
CoreAlpha Bond Master Portfolio(a)		228,190,400

TOTAL MASTER PORTFOLIOS		648,192,058

EXCHANGE-TRADED FUNDS – 40.96%
iShares Barclays TIPS Bond Fund(a)	333,215	33,864,640
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	776,873	27,920,816
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,257,806	56,603,196
iShares MSCI Canada Index Fund(a)(b)	739,767	15,845,809
iShares MSCI EAFE Index Fund(a)(b)	3,138,441	143,771,982
iShares MSCI EAFE Small Cap Index Fund(a)(b)	603,231	18,090,898
iShares MSCI Emerging Markets Index Fund(a)	1,488,157	47,963,300
iShares S&P MidCap 400 Index Fund(a)	1,242,964	71,830,890
iShares S&P SmallCap 600 Index Fund(a)(b)	795,168	35,361,121

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $525,908,945)		451,252,652

SHORT-TERM INVESTMENTS – 10.69%

MONEY MARKET FUNDS – 10.69%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	100,799,039	100,799,039
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	17,027,320	17,027,320
		117,826,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,826,359)		117,826,359

TOTAL INVESTMENTS – 110.49%		1,217,271,069

Other Assets, Less Liabilities – (10.49)%		(115,609,418)

NET ASSETS – 100.00%		$1,101,661,651

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

39

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 54.73%
Active Stock Master Portfolio(a)		$383,630,690
CoreAlpha Bond Master Portfolio(a)		87,574,034

TOTAL MASTER PORTFOLIOS		471,204,724

EXCHANGE-TRADED FUNDS – 45.07%
iShares Barclays TIPS Bond Fund(a)	93,688	9,521,511
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	757,998	27,242,448
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,195,588	55,043,391
iShares MSCI Canada Index Fund(a)(b)	690,596	14,792,566
iShares MSCI EAFE Index Fund(a)(b)	2,847,508	130,444,342
iShares MSCI EAFE Small Cap Index Fund(a)	549,856	16,490,181
iShares MSCI Emerging Markets Index Fund(a)	1,343,164	43,290,176
iShares S&P MidCap 400 Index Fund(a)	1,060,954	61,312,532
iShares S&P SmallCap 600 Index Fund(a)(b)	673,142	29,934,625

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $464,559,803)		388,071,772

SHORT-TERM INVESTMENTS – 16.17%

MONEY MARKET FUNDS – 16.17%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	118,974,430	118,974,430
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	20,253,361	20,253,361
		139,227,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,227,791)		139,227,791

TOTAL INVESTMENTS – 115.97%		998,504,287

Other Assets, Less Liabilities – (15.97)%		(137,488,268)

NET ASSETS – 100.00%		$861,016,019

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

40

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

MASTER PORTFOLIOS – 46.58%
Active Stock Master Portfolio(a)		$8,206,624
CoreAlpha Bond Master Portfolio(a)		145,198

TOTAL MASTER PORTFOLIOS		8,351,822

EXCHANGE-TRADED FUNDS – 50.77%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	17,293	621,510
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	50,469	1,265,258
iShares MSCI Canada Index Fund(a)(b)	16,394	351,160
iShares MSCI EAFE Index Fund(a)	66,969	3,067,850
iShares MSCI EAFE Small Cap Index Fund(a)	13,257	397,577
iShares MSCI Emerging Markets Index Fund(a)	32,510	1,047,797
iShares S&P MidCap 400 Index Fund(a)	27,488	1,588,532
iShares S&P SmallCap 600 Index Fund(a)(b)	17,195	764,662

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,375,243)		9,104,346

SHORT-TERM INVESTMENTS – 6.60%

MONEY MARKET FUNDS – 6.60%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(a)(c)(d)	1,034,265	1,034,265
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(a)(c)(d)	149,754	149,754
		1,184,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,184,019)		1,184,019

TOTAL INVESTMENTS – 103.95%		18,640,187

Other Assets, Less Liabilities – (3.95)%		(707,755)

NET ASSETS – 100.00%		$17,932,432

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

41

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Shares	Value

COMMON STOCKS – 97.66%

AEROSPACE & DEFENSE – 2.85%
Alliant Techsystems Inc.(a)	96	$7,907
General Dynamics Corp.(b)	227,270	12,588,485
Lockheed Martin Corp.(b)	99,009	7,985,076
Northrop Grumman Corp.(b)	223,900	10,227,752
Raytheon Co.(b)	152,812	6,789,437
United Technologies Corp.(b)	64,388	3,345,600
		40,944,257

AGRICULTURE – 2.77%
Altria Group Inc.(b)	326,375	5,349,286
Archer-Daniels-Midland Co.	96,005	2,570,054
Lorillard Inc.(b)	131,492	8,911,213
Monsanto Co.	84,748	6,300,166
Philip Morris International Inc.	383,829	16,742,621
		39,873,340

AIRLINES – 0.03%
AMR Corp.(a)(b)	51,924	208,734
Southwest Airlines Co.	27,113	182,471
		391,205

APPAREL – 0.91%
Coach Inc.(b)	167,996	4,515,732
Jones Apparel Group Inc.	78,541	842,745
Liz Claiborne Inc.	1,503	4,329
Nike Inc. Class B(b)	111,012	5,748,201
Phillips-Van Heusen Corp.(b)	35,831	1,027,991
Polo Ralph Lauren Corp.	13,686	732,748
Warnaco Group Inc. (The)(a)(b)	5,778	187,207
		13,058,953

AUTO MANUFACTURERS – 0.17%
Ford Motor Co.(a)	401,408	2,436,547
		2,436,547

AUTO PARTS & EQUIPMENT – 0.40%
Autoliv Inc.(b)	126,511	3,639,721
TRW Automotive Holdings Corp.(a)	13,431	151,770
WABCO Holdings Inc.	110,936	1,963,567
		5,755,058

BANKS – 4.02%
Bank of America Corp.	1,346,788	17,777,602
Bank of Hawaii Corp.(b)	8,546	306,203
Bank of New York Mellon Corp. (The)	233,025	6,829,963
Colonial BancGroup Inc. (The)(b)	17,860	11,073
Comerica Inc.	15,068	318,688
Cullen/Frost Bankers Inc.(b)	36,208	1,669,913
Discover Financial Services	70,148	720,420
Fifth Third Bancorp	81,539	578,927

Security	Shares	Value

BANKS (Continued)
FirstMerit Corp.(b)	92,674	$1,573,605
Huntington Bancshares Inc.(b)	359,036	1,500,770
KeyCorp	116,061	608,160
Marshall & Ilsley Corp.	22,344	107,251
Northern Trust Corp.	50,335	2,701,983
PNC Financial Services Group Inc. (The)	113,212	4,393,758
Regions Financial Corp.(b)	115,532	466,749
State Street Corp.	37,817	1,784,962
SunTrust Banks Inc.	19,717	324,345
SVB Financial Group(a)(b)	2,393	65,137
Wells Fargo & Co.	659,031	15,988,092
Zions Bancorporation(b)	13,880	160,453
		57,888,054

BEVERAGES – 2.91%
Coca-Cola Co. (The)(b)	437,303	20,986,171
Coca-Cola Enterprises Inc.	229,054	3,813,749
Hansen Natural Corp.(a)	5,830	179,681
Pepsi Bottling Group Inc.	23,393	791,619
PepsiCo Inc.(b)	293,134	16,110,645
		41,881,865

BIOTECHNOLOGY – 1.47%
Amgen Inc.(a)	215,225	11,394,012
Biogen Idec Inc.(a)(b)	208,437	9,410,931
Genzyme Corp.(a)(b)	6,968	387,909
		21,192,852

BUILDING MATERIALS – 0.24%
Armstrong World Industries Inc.(a)	23,070	380,424
Lennox International Inc.(b)	44,925	1,442,542
Masco Corp.(b)	164,741	1,578,219
		3,401,185

CHEMICALS – 1.28%
Ashland Inc.(b)	36,419	1,021,553
CF Industries Holdings Inc.	21,342	1,582,296
Cytec Industries Inc.(b)	41,953	781,165
Dow Chemical Co. (The)(b)	350,122	5,650,969
E.I. du Pont de Nemours and Co.(b)	39,222	1,004,868
FMC Corp.(b)	19,402	917,715
Lubrizol Corp.(b)	91,673	4,337,050
Mosaic Co. (The)(b)	60,358	2,673,859
Terra Industries Inc.	18,792	455,142
		18,424,617

COAL – 0.07%
Alpha Natural Resources Inc.(a)(b)	27,858	731,830
Patriot Coal Corp.(a)(b)	40,847	260,604
		992,434

42

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

COMMERCIAL SERVICES – 1.93%
Accenture Ltd. Class A	150,325	$5,029,875
Apollo Group Inc. Class A(a)(b)	95,049	6,759,885
Deluxe Corp.	8,635	110,614
Hewitt Associates Inc. Class A(a)	33,999	1,012,490
ITT Educational Services Inc.(a)(b)	28,777	2,896,693
Lender Processing Services Inc.(b)	26,277	729,712
Manpower Inc.(b)	62,468	2,644,895
McKesson Corp.	154,232	6,786,208
R.R. Donnelley & Sons Co.(b)	116,445	1,353,091
Rent-A-Center Inc.(a)	13,601	242,506
Tree.com Inc.(a)	1,498	14,381
Watson Wyatt Worldwide Inc. Class A	2,644	99,229
Western Union Co.	3,197	52,431
		27,732,010

COMPUTERS – 5.30%
Affiliated Computer Services Inc. Class A(a)(b)	28,760	1,277,519
Apple Inc.(a)	179,536	25,571,312
Brocade Communications Systems Inc.(a)(b)	61,592	481,649
Computer Sciences Corp.(a)	39,455	1,747,857
Dell Inc.(a)(b)	404,224	5,549,996
Hewlett-Packard Co.	387,373	14,971,966
International Business Machines Corp.(b)	186,345	19,458,145
Lexmark International Inc. Class A(a)(b)	62,468	990,118
NCR Corp.(a)(b)	40,407	478,015
Seagate Technology(b)	140,297	1,467,507
Sun Microsystems Inc.(a)(b)	128,322	1,183,129
Teradata Corp.(a)(b)	103,864	2,433,534
Western Digital Corp.(a)(b)	24,212	641,618
		76,252,365

COSMETICS & PERSONAL CARE – 1.65%
Colgate-Palmolive Co.	3,555	251,481
Procter & Gamble Co. (The)(b)	459,338	23,472,172
		23,723,653

DISTRIBUTION & WHOLESALE – 0.28%
Ingram Micro Inc. Class A(a)	24,914	435,995
W.W. Grainger Inc.(b)	44,477	3,641,777
		4,077,772

DIVERSIFIED FINANCIAL SERVICES – 5.41%
Affiliated Managers Group Inc.(a)(b)	27,220	1,583,932
American Express Co.(b)	73,650	1,711,626
Ameriprise Financial Inc.(b)	79,443	1,928,082
BlackRock Inc.	5,749	1,008,490
Capital One Financial Corp.(b)	95,704	2,094,004
Charles Schwab Corp. (The)(b)	106,869	1,874,482
Citigroup Inc.(b)	1,315,173	3,906,064

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
CME Group Inc.	18,610	$5,789,757
Goldman Sachs Group Inc. (The)	92,366	13,618,443
IntercontinentalExchange Inc.(a)(b)	12,080	1,380,019
Invesco Ltd.(b)	199,779	3,560,062
JPMorgan Chase & Co.	825,389	28,154,019
MF Global Ltd.(a)	758	4,495
Morgan Stanley	166,836	4,756,494
NASDAQ OMX Group Inc. (The)(a)	76,420	1,628,510
NYSE Euronext Inc.(b)	57,764	1,574,069
SLM Corp.(a)	138,824	1,425,722
TD AMERITRADE Holding Corp.(a)	107,036	1,877,411
		77,875,681

ELECTRIC – 2.92%
AES Corp. (The)(a)	3,646	42,330
Edison International(b)	189,840	5,972,366
Entergy Corp.	45,802	3,550,571
Exelon Corp.(b)	187,168	9,584,873
FirstEnergy Corp.(b)	63,433	2,458,029
FPL Group Inc.(b)	70,668	4,018,182
MDU Resources Group Inc.(b)	48,529	920,595
PG&E Corp.(b)	91,592	3,520,796
Public Service Enterprise Group Inc.(b)	366,840	11,969,989
		42,037,731

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Emerson Electric Co.(b)	193,800	6,279,120
		6,279,120

ELECTRONICS – 1.11%
Agilent Technologies Inc.(a)(b)	295,946	6,010,663
Flextronics International Ltd.(a)(b)	389,997	1,602,888
FLIR Systems Inc.(a)	31,331	706,827
Garmin Ltd.	62,263	1,483,105
Jabil Circuit Inc.(b)	175,733	1,303,939
Thermo Fisher Scientific Inc.(a)	94,190	3,840,126
Vishay Intertechnology Inc.(a)(b)	153,706	1,043,664
		15,991,212

ENGINEERING & CONSTRUCTION – 0.07%
Fluor Corp.(b)	18,975	973,228
		973,228

ENTERTAINMENT – 0.00%
International Speedway Corp. Class A(b)	1,886	48,300
		48,300

ENVIRONMENTAL CONTROL – 0.08%
Republic Services Inc.(b)	13,471	328,827
Waste Management Inc.	30,828	868,116
		1,196,943

43

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

FOOD – 1.79%
ConAgra Foods Inc.(b)	35,199	$670,893
Dean Foods Co.(a)(b)	15,099	289,750
Flowers Foods Inc.(b)	500	10,920
General Mills Inc.(b)	164,685	9,225,654
Kraft Foods Inc. Class A(b)	138,656	3,513,543
Kroger Co. (The)	359,564	7,928,386
Sara Lee Corp.(b)	193,159	1,885,232
SUPERVALU Inc.(b)	72,326	936,622
Tyson Foods Inc. Class A(b)	101,158	1,275,602
		25,736,602

FOREST PRODUCTS & PAPER – 0.26%
Domtar Corp.(a)	7,856	130,252
International Paper Co.(b)	90,832	1,374,288
MeadWestvaco Corp.(b)	139,966	2,296,842
		3,801,382

GAS – 0.45%
Energen Corp.(b)	73,963	2,951,124
NiSource Inc.(b)	82,771	965,110
UGI Corp.(b)	99,245	2,529,755
Vectren Corp.(b)	3,593	84,184
		6,530,173

HEALTH CARE - PRODUCTS – 3.16%
Alcon Inc.(b)	4,030	467,964
Baxter International Inc.	266,908	14,135,448
Becton, Dickinson and Co.(b)	123,737	8,823,685
Covidien PLC	5,552	207,867
Johnson & Johnson	269,722	15,320,210
Medtronic Inc.(b)	114,833	4,006,523
St. Jude Medical Inc.(a)	62,092	2,551,981
		45,513,678

HEALTH CARE - SERVICES – 1.25%
Aetna Inc.	25,476	638,174
Humana Inc.(a)(b)	11,505	371,151
UnitedHealth Group Inc.	9,222	230,366
Universal Health Services Inc. Class B	31	1,514
WellPoint Inc.(a)(b)	328,501	16,717,416
		17,958,621

HOME BUILDERS – 0.27%
Centex Corp.(b)	20,801	175,976
Lennar Corp. Class A	55,309	535,944
NVR Inc.(a)(b)	6,229	3,129,387
		3,841,307

HOME FURNISHINGS – 0.18%
Whirlpool Corp.(b)	60,259	2,564,623
		2,564,623

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES – 0.84%
Blyth Inc.	847	$27,773
Clorox Co. (The)	149,662	8,355,629
Kimberly-Clark Corp.(b)	71,647	3,756,452
		12,139,854

HOUSEWARES – 0.08%
Newell Rubbermaid Inc.(b)	46,764	486,813
Toro Co. (The)(b)	19,541	584,276
		1,071,089

INSURANCE – 2.48%
Aflac Inc.	3,469	107,851
Allstate Corp. (The)(b)	184,506	4,501,946
American International Group Inc.(b)	298,030	345,715
Aon Corp.(b)	121,681	4,608,059
Assurant Inc.	16,230	390,981
Axis Capital Holdings Ltd.	83,982	2,198,649
Chubb Corp.	68,590	2,735,369
Genworth Financial Inc. Class A	119,942	838,395
Hartford Financial Services Group Inc. (The)	44,083	523,265
Lincoln National Corp.	17,512	301,382
Loews Corp.	103,795	2,843,983
Marsh & McLennan Companies Inc.(b)	168,007	3,381,981
MetLife Inc.	123,742	3,713,497
Old Republic International Corp.	5,064	49,880
Protective Life Corp.	6,476	74,085
Prudential Financial Inc.	23,430	872,065
Travelers Companies Inc. (The)	148,281	6,085,452
Unum Group	75,342	1,194,924
XL Capital Ltd. Class A	80,552	923,126
		35,690,605

INTERNET – 2.94%
Akamai Technologies Inc.(a)(b)	77,870	1,493,547
Amazon.com Inc.(a)	1,254	104,910
eBay Inc.(a)(b)	180,195	3,086,740
Expedia Inc.(a)(b)	8,261	124,824
Google Inc. Class A(a)(b)	60,901	25,675,253
Liberty Media Corp. - Liberty Interactive Group Series A(a)	6,534	32,735
Netflix Inc.(a)(b)	18,757	775,414
Symantec Corp.(a)(b)	703,245	10,942,492
ValueClick Inc.(a)	2,636	27,731
		42,263,646

IRON & STEEL – 0.17%
AK Steel Holding Corp.(b)	46,861	899,263
Cliffs Natural Resources Inc.(b)	15,703	384,252
United States Steel Corp.(b)	30,632	1,094,788
		2,378,303

44

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

LEISURE TIME – 0.29%
Carnival Corp.	161,556	$4,163,298
		4,163,298

LODGING – 0.14%
Choice Hotels International Inc.(b)	35,469	943,830
Marriott International Inc. Class A(b)	234	5,164
Wyndham Worldwide Corp.	84,132	1,019,680
		1,968,674

MACHINERY – 0.39%
AGCO Corp.(a)(b)	37,000	1,075,590
Cummins Inc.(b)	65,207	2,295,938
Flowserve Corp.(b)	22,530	1,572,819
Gardner Denver Inc.(a)(b)	9,969	250,920
Joy Global Inc.(b)	2,483	88,693
Manitowoc Co. Inc. (The)(b)	20,498	107,819
Terex Corp.(a)(b)	12,069	145,673
		5,537,452

MANUFACTURING – 2.65%
Brink’s Co. (The)	16,025	465,206
Carlisle Companies Inc.	2,023	48,633
Cooper Industries Ltd. Class A(b)	3,744	116,251
Dover Corp.(b)	167,546	5,544,097
General Electric Co.	1,310,188	15,355,403
Harsco Corp.(b)	57,106	1,616,100
Honeywell International Inc.(b)	150,097	4,713,046
Illinois Tool Works Inc.	48,841	1,823,723
Pall Corp.	7,726	205,203
Parker Hannifin Corp.(b)	17,229	740,158
SPX Corp.	27,585	1,350,837
3M Co.(b)	71,594	4,302,799
Tyco International Ltd.(b)	73,513	1,909,868
		38,191,324

MEDIA – 2.61%
CBS Corp. Class B(b)	293,753	2,032,771
Comcast Corp. Class A(b)	425,304	6,162,655
DIRECTV Group Inc. (The)(a)(b)	164,951	4,075,939
Dish Network Corp. Class A(a)(b)	84,421	1,368,464
Gannett Co. Inc.(b)	15,029	53,654
McGraw-Hill Companies Inc. (The)(b)	72,781	2,191,436
News Corp. Class A	67,769	617,376
Scripps Networks Interactive Inc. Class A	2,765	76,950
Time Warner Cable Inc.	52,742	1,670,339
Time Warner Inc.	604,071	15,216,548
Viacom Inc. Class B(a)(b)	181,752	4,125,770
		37,591,902

METAL FABRICATE & HARDWARE – 0.12%
Timken Co. (The)(b)	100,834	1,722,245
		1,722,245

Security	Shares	Value

MINING – 0.56%
Alcoa Inc.(b)	27,301	$282,019
Century Aluminum Co.(a)	1,825	11,370
Freeport-McMoRan Copper & Gold Inc.(b)	98,781	4,949,916
Newmont Mining Corp.(b)	68,304	2,791,584
		8,034,889

OIL & GAS – 10.43%
Anadarko Petroleum Corp.(b)	81,144	3,683,126
Apache Corp.(b)	73,008	5,267,527
Bill Barrett Corp.(a)(b)	14,865	408,193
Chevron Corp.	424,870	28,147,638
ConocoPhillips(b)	489,220	20,576,593
Devon Energy Corp.(b)	127,100	6,926,950
Diamond Offshore Drilling Inc.(b)	3,930	326,387
ENSCO International Inc.(b)	73,771	2,572,395
EOG Resources Inc.(b)	71,459	4,853,495
Exxon Mobil Corp.(b)	871,870	60,952,432
Marathon Oil Corp.	37,000	1,114,810
Noble Corp.	124,659	3,770,935
Noble Energy Inc.(b)	70,687	4,168,412
Pride International Inc.(a)(b)	10,402	260,674
Rowan Companies Inc.(b)	48,814	943,086
Tesoro Corp.(b)	63,400	807,082
Ultra Petroleum Corp.(a)(b)	39,694	1,548,066
Valero Energy Corp.(b)	217,953	3,681,226
XTO Energy Inc.	1,059	40,390
		150,049,417

OIL & GAS SERVICES – 1.20%
Baker Hughes Inc.(b)	59,640	2,173,282
Cameron International Corp.(a)(b)	48,734	1,379,172
Dresser-Rand Group Inc.(a)	927	24,195
Halliburton Co.	142,837	2,956,726
National Oilwell Varco Inc.(a)	118,409	3,867,238
Oil States International Inc.(a)(b)	20,534	497,128
Schlumberger Ltd.(b)	88,417	4,784,244
Superior Energy Services Inc.(a)(b)	94,751	1,636,350
		17,318,335

PACKAGING & CONTAINERS – 0.15%
Owens-Illinois Inc.(a)(b)	17,373	486,618
Packaging Corp. of America(b)	6,586	106,693
Pactiv Corp.(a)(b)	20,356	441,725
Sonoco Products Co.	45,163	1,081,654
		2,116,690

PHARMACEUTICALS – 7.27%
Abbott Laboratories(b)	336,137	15,811,884
AmerisourceBergen Corp.(b)	66,147	1,173,448
Bristol-Myers Squibb Co.(b)	785,674	15,957,039
Cephalon Inc.(a)(b)	77,038	4,364,203
Eli Lilly and Co.(b)	496,606	17,202,432

45

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

PHARMACEUTICALS (Continued)
Endo Pharmaceuticals Holdings Inc.(a)	8,085	$144,883
Express Scripts Inc.(a)(b)	73,525	5,054,844
Forest Laboratories Inc.(a)	34,689	871,041
Gilead Sciences Inc.(a)(b)	51,793	2,425,984
Herbalife Ltd.	35,983	1,134,904
Medco Health Solutions Inc.(a)(b)	204,514	9,327,884
Pfizer Inc.(b)	1,181,419	17,721,285
Schering-Plough Corp.	119,003	2,989,355
Wyeth	231,248	10,496,347
		104,675,533

PIPELINES – 0.40%
Questar Corp.(b)	68,338	2,122,578
Williams Companies Inc. (The)(b)	236,240	3,687,706
		5,810,284

REAL ESTATE – 0.13%
CB Richard Ellis Group Inc. Class A(a)	6,953	65,080
Forest City Enterprises Inc. Class A	3,175	20,955
Jones Lang LaSalle Inc.(b)	54,610	1,787,385
		1,873,420

REAL ESTATE INVESTMENT TRUSTS – 0.76%
Annaly Capital Management Inc.	136,297	2,063,537
Apartment Investment and Management Co. Class A	19,364	171,371
Brandywine Realty Trust	13,397	99,808
Camden Property Trust(b)	29,960	826,896
CBL & Associates Properties Inc.	870	4,689
Developers Diversified Realty Corp.(b)	24,107	117,642
Health Care REIT Inc.(b)	10,212	348,229
Hospitality Properties Trust	37,605	447,123
Host Hotels & Resorts Inc.(b)	272,333	2,284,874
Macerich Co. (The)(b)	203	3,575
Nationwide Health Properties Inc.(b)	73,205	1,884,297
ProLogis(b)	153,121	1,234,155
Public Storage(b)	8,523	558,086
Simon Property Group Inc.(b)	10,584	544,335
Taubman Centers Inc.(b)	10,739	288,450
		10,877,067

RETAIL – 5.72%
Advance Auto Parts Inc.(b)	31,817	1,320,087
Aeropostale Inc.(a)	52,246	1,790,470
AutoNation Inc.(a)(b)	19,841	344,241
AutoZone Inc.(a)(b)	11,556	1,746,227
Best Buy Co. Inc.	92,857	3,109,781
Big Lots Inc.(a)	187,259	3,938,057
BJ’s Wholesale Club Inc.(a)(b)	65,199	2,101,364
Bob Evans Farms Inc.	2,379	68,372
CVS Caremark Corp.	386,806	12,327,507
Dollar Tree Inc.(a)(b)	60,298	2,538,546
Family Dollar Stores Inc.(b)	65,157	1,843,943

Security	Shares	Value

RETAIL (Continued)
Gap Inc. (The)	316,835	$5,196,094
Home Depot Inc. (The)(b)	203,098	4,799,206
HSN Inc.(a)	1,653	17,472
Limited Brands Inc.(b)	91,217	1,091,867
Macy’s Inc.(b)	20,508	241,174
McDonald’s Corp.(b)	218,165	12,542,306
MSC Industrial Direct Co. Inc. Class A(b)	23,662	839,528
Office Depot Inc.(a)	285,374	1,301,305
OfficeMax Inc.	6,058	38,044
Panera Bread Co. Class A(a)	1,017	50,708
Penske Automotive Group Inc.(b)	76,242	1,268,667
Ross Stores Inc.(b)	88,170	3,403,362
TJX Companies Inc. (The)(b)	49,178	1,547,140
Wal-Mart Stores Inc.(b)	353,883	17,142,093
Yum! Brands Inc.(b)	52,753	1,758,785
		82,366,346

SAVINGS & LOANS – 0.34%
Hudson City Bancorp Inc.(b)	59,668	792,988
New York Community Bancorp Inc.(b)	135,810	1,451,809
People’s United Financial Inc.	178,258	2,681,000
		4,925,797

SEMICONDUCTORS – 2.94%
Altera Corp.(b)	183,969	2,995,015
Atmel Corp.(a)	27,608	102,978
Broadcom Corp. Class A(a)(b)	71,652	1,776,253
Integrated Device Technology Inc.(a)	124,408	751,424
Intel Corp.(b)	1,489,587	24,652,665
LSI Corp.(a)(b)	754,654	3,441,222
Marvell Technology Group Ltd.(a)(b)	295,142	3,435,453
MEMC Electronic Materials Inc.(a)(b)	26,199	466,604
NVIDIA Corp.(a)(b)	65,858	743,537
QLogic Corp.(a)	9,819	124,505
Texas Instruments Inc.(b)	182,140	3,879,582
		42,369,238

SOFTWARE – 4.03%
Adobe Systems Inc.(a)(b)	300,386	8,500,924
Autodesk Inc.(a)(b)	57,050	1,082,809
CA Inc.	178,742	3,115,473
Dun & Bradstreet Corp. (The)	10,002	812,262
IMS Health Inc.(b)	88,128	1,119,226
Intuit Inc.(a)(b)	20,560	578,970
Microsoft Corp.	1,269,804	30,183,241
Oracle Corp.	591,056	12,660,420
		58,053,325

TELECOMMUNICATIONS – 5.65%
ADTRAN Inc.(b)	962	20,654
AT&T Inc.	978,207	24,298,662
Cisco Systems Inc.(a)	846,476	15,778,313

46

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

TELECOMMUNICATIONS (Continued)
Corning Inc.	156,636	$2,515,574
Embarq Corp.	56,207	2,364,066
Harris Corp.(b)	83,385	2,364,799
Harris Stratex Networks Inc.(a)	10,318	66,861
Millicom International Cellular SA(a)(b)	1,322	74,376
Motorola Inc.(b)	683,671	4,532,739
NII Holdings Inc.(a)(b)	76,747	1,463,565
QUALCOMM Inc.	244,739	11,062,203
Qwest Communications International Inc.(b)	40,859	169,565
Sprint Nextel Corp.(a)(b)	917,681	4,414,046
Syniverse Holdings Inc.(a)	3,600	57,708
Tellabs Inc.(a)	84,004	481,343
3Com Corp.(a)(b)	184,129	867,248
United States Cellular Corp.(a)(b)	3,789	145,687
Verizon Communications Inc.(b)	347,664	10,683,715
		81,361,124

TOYS, GAMES & HOBBIES – 0.25%
Hasbro Inc.(b)	134,896	3,269,879
Mattel Inc.(b)	17,033	273,380
		3,543,259

TRANSPORTATION – 1.45%
Burlington Northern Santa Fe Corp.	9,974	733,488
C.H. Robinson Worldwide Inc.	27,498	1,434,021
CSX Corp.(b)	37,444	1,296,686
FedEx Corp.(b)	90,854	5,053,299
Kirby Corp.(a)(b)	12,514	397,820
Landstar System Inc.(b)	8,896	319,455
Norfolk Southern Corp.(b)	84,949	3,200,029
Union Pacific Corp.	118,533	6,170,828
United Parcel Service Inc. Class B	39,386	1,968,906
UTi Worldwide Inc.(a)	27,635	315,039
		20,889,571

TOTAL COMMON STOCKS
(Cost: $1,517,146,774)		1,405,357,455

SHORT-TERM INVESTMENTS – 22.43%

MONEY MARKET FUNDS – 22.16%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(c)(d)(e)	276,824,308	276,824,308
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(c)(d)(e)	42,043,230	42,043,230
		318,867,538

Security	Principal	Value

U.S. TREASURY OBLIGATIONS – 0.27%
U.S. Treasury Bill
0.18%, 09/17/09(f)(g)	$3,950,000	$3,948,444
		3,948,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,816,004)		322,815,982

TOTAL INVESTMENTS IN SECURITIES – 120.09%
(Cost: $1,839,962,778)		1,728,173,437

Other Assets, Less Liabilities – (20.09)%		(289,122,733)

NET ASSETS – 100.00%		$1,439,050,704

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (September 2009)	576	$26,366,400	$(12,253)

		$26,366,400	$(12,253)

The accompanying notes are an integral part of these financial statements.

47

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES – 34.75%

ADVERTISING – 0.14%
WPP Finance UK 8.00%, 09/15/14	$1,800,000	$1,827,950
		1,827,950

AEROSPACE & DEFENSE – 0.61%
BAE Systems Holdings Inc. 6.38%, 06/01/19(a)(b)	1,000,000	1,022,392
L-3 Communications Corp.
6.38%, 10/15/15	3,500,000	3,176,250
United Technologies Corp.
6.13%, 02/01/19	3,400,000	3,763,083
		7,961,725

AGRICULTURE – 1.29%
Altria Group Inc.
9.25%, 08/06/19	1,100,000	1,235,202
9.70%, 11/10/18	2,750,000	3,152,726
9.95%, 11/10/38	1,200,000	1,385,189
Bunge Limited Finance Corp.
8.50%, 06/15/19	1,000,000	1,045,652
Philip Morris International Inc.
4.88%, 05/16/13(b)	2,200,000	2,308,651
5.65%, 05/16/18	1,300,000	1,362,651
6.38%, 05/16/38	1,500,000	1,595,907
Reynolds American Inc.
1.33%, 06/15/11	5,060,000	4,732,446
		16,818,424

AUTO MANUFACTURERS – 0.08%
DaimlerChrysler North America Holding Corp. 8.50%, 01/18/31(b)	1,000,000	1,051,965
		1,051,965

BANKS – 2.80%
American Express Bank FSB
5.55%, 10/17/12	1,800,000	1,803,690
Bank of America Corp.
5.65%, 05/01/18(b)	1,500,000	1,325,446
6.00%, 09/01/17(b)	1,125,000	1,022,854
Bank of America Corp. (FDIC Guaranteed) 5.49%, 03/15/19	3,500,000	2,843,515
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,575,975
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,109,449
6.50%, 09/15/37	2,400,000	2,321,551
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	3,600,000	3,504,017

Security	Principal	Value

BANKS (Continued)
Wachovia Bank N.A./Wells Fargo & Co. 6.00%, 11/15/17	$8,500,000	$8,566,470
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	2,750,000	2,865,767
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,556,478
		36,495,212

BEVERAGES – 0.09%
Bottling Group LLC
5.13%, 01/15/19	1,100,000	1,121,161
		1,121,161

BIOTECHNOLOGY – 0.23%
Amgen Inc.
5.70%, 02/01/19	2,200,000	2,321,024
Genentech Inc.
4.75%, 07/15/15	625,000	645,748
		2,966,772

BUILDING MATERIALS – 0.05%
CRH America Inc.
6.00%, 09/30/16(b)	800,000	711,942
		711,942

CHEMICALS – 0.43%
Ashland Inc.
9.13%, 06/01/17(a)	1,800,000	1,872,000
Nalco Co.
8.25%, 05/15/17(a)	1,800,000	1,809,000
Yara International ASA
7.88%, 06/11/19(a)	1,900,000	1,980,017
		5,661,017

COMMERCIAL SERVICES – 0.14%
Iron Mountain Inc.
8.00%, 06/15/20	1,900,000	1,767,000
		1,767,000

COMPUTERS – 0.60%
Hewlett-Packard Co.
2.25%, 05/27/11	5,300,000	5,316,144
International Business Machines Corp. 7.63%, 10/15/18	2,050,000	2,450,318
		7,766,462

DIVERSIFIED FINANCIAL SERVICES – 6.15%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,428,426

48

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
American Express Co.
8.13%, 05/20/19	$4,800,000	$4,981,099
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	377,500
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,342,033
Bear Stearns Companies Inc. (The)/
JPMorgan Chase & Co.
6.40%, 10/02/17	4,500,000	4,507,987
7.25%, 02/01/18(b)	1,000,000	1,053,989
Capital One Financial Corp.
0.93%, 09/10/09	2,940,000	2,929,275
7.38%, 05/23/14	1,600,000	1,649,888
Citigroup Inc.
5.50%, 04/11/13(b)	1,750,000	1,640,179
5.50%, 02/15/17	750,000	611,115
5.85%, 07/02/13	2,800,000	2,648,584
6.13%, 11/21/17	1,000,000	876,761
6.13%, 08/25/36	800,000	595,733
6.50%, 08/19/13	1,400,000	1,359,929
8.50%, 05/22/19	1,600,000	1,627,582
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16(b)	500,000	532,453
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	789,517
Credit Agricole SA Series E
0.83%, 03/13/16	2,700,000	2,358,002
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15(b)	900,000	903,802
5.13%, 01/15/14	1,400,000	1,425,493
General Electric Capital Corp.
6.38%, 11/15/17	2,000,000	1,334,442
6.75%, 03/15/32	2,000,000	1,795,412
6.88%, 01/10/39	900,000	810,102
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	905,461
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,861,182
5.95%, 01/18/18	3,100,000	3,006,873
6.00%, 05/01/14	900,000	939,294
6.15%, 04/01/18	1,500,000	1,460,365
6.75%, 10/01/37(b)	2,250,000	2,000,236
7.50%, 02/15/19	1,200,000	1,284,926
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	3,232,774
JPMorgan Chase & Co.
4.65%, 06/01/14	3,600,000	3,590,503
4.75%, 05/01/13(b)	3,100,000	3,139,333
6.40%, 05/15/38	1,300,000	1,303,277
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,391,350
6.88%, 04/25/18	6,350,000	5,877,281
Morgan Stanley
5.25%, 11/02/12	700,000	710,228

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
5.95%, 12/28/17	$850,000	$815,626
6.00%, 04/28/15	3,400,000	3,391,123
6.25%, 08/28/17	1,500,000	1,451,380
7.30%, 05/13/19	1,200,000	1,244,340
		80,184,855

ELECTRIC – 2.60%
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	987,109
5.88%, 02/01/33	3,500,000	3,354,424
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,541,679
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,627,153
Edison Mission Energy
7.63%, 05/15/27	750,000	480,000
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	6,950,000	7,229,376
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	498,750
9.13%, 05/01/31	250,000	180,000
Northern States Power Co.
5.25%, 07/15/35	2,500,000	2,393,025
Oncor Electric Delivery Co.
5.95%, 09/01/13	2,750,000	2,861,504
Pacific Gas and Electric Co.
5.63%, 11/30/17(b)	1,500,000	1,587,728
PacifiCorp
5.50%, 01/15/19	1,300,000	1,374,906
PSEG Power LLC
6.95%, 06/01/12(b)	2,300,000	2,476,118
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,326,098
Southern Co.
4.15%, 05/15/14	900,000	903,580
		33,821,450

ENTERTAINMENT – 0.15%
International Game Technology
7.50%, 06/15/19	1,900,000	1,917,062
		1,917,062

FOOD – 1.25%
General Mills Inc.
5.65%, 02/15/19	1,400,000	1,463,230
Kellogg Co.
4.45%, 05/30/16	100,000	100,084
5.13%, 12/03/12	2,300,000	2,458,620
Kellogg Co. Series B
7.45%, 04/01/31	1,000,000	1,200,851
Kraft Foods Inc.
6.00%, 02/11/13	500,000	532,678
6.13%, 02/01/18	2,500,000	2,584,808

49

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

FOOD (Continued)
6.13%, 08/23/18	$2,000,000	$2,071,206
6.75%, 02/19/14	800,000	877,416
Kroger Co. (The)
6.40%, 08/15/17	500,000	530,090
6.90%, 04/15/38	400,000	431,089
7.50%, 01/15/14	1,750,000	1,958,198
8.05%, 02/01/10	930,000	955,866
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,180,458
		16,344,594

FOREST PRODUCTS & PAPER – 0.13%
International Paper Co.
9.38%, 05/15/19	1,600,000	1,630,974
		1,630,974

HEALTH CARE - PRODUCTS – 0.09%
Beckman Coulter Inc.
7.00%, 06/01/19	1,100,000	1,162,589
		1,162,589

HEALTH CARE - SERVICES – 0.76%
Aetna Inc.
6.75%, 12/15/37	1,200,000	1,112,690
Humana Inc.
7.20%, 06/15/18(b)	1,100,000	991,255
Res-Care Inc.
7.75%, 10/15/13	250,000	233,750
UnitedHealth Group Inc.
0.79%, 06/21/10	5,320,000	5,269,790
WellPoint Inc.
7.00%, 02/15/19	2,200,000	2,274,287
		9,881,772

HOUSEHOLD PRODUCTS & WARES – 0.07%
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	902,531
		902,531

INSURANCE – 2.21%
ACE INA Holdings Inc.
5.90%, 06/15/19(b)	1,000,000	1,002,353
Aflac Inc.
8.50%, 05/15/19	2,000,000	2,137,068
Allstate Corp. (The)
7.45%, 05/16/19	1,200,000	1,298,232
AON Corp.
8.21%, 01/01/27	3,100,000	2,821,000
Chubb Corp.
5.75%, 05/15/18(b)	500,000	518,618
6.00%, 05/11/37	800,000	809,702
6.38%, 04/15/17	2,050,000	1,640,000
6.50%, 05/15/38(b)	750,000	813,056

Security	Principal	Value

INSURANCE (Continued)
Genworth Financial Inc.
6.15%, 11/15/16(b)	$2,100,000	$945,158
Markel Corp.
7.35%, 08/15/34	1,000,000	812,146
Marsh & McLennan Companies Inc.
5.75%, 09/15/15(b)	400,000	381,092
9.25%, 04/15/19	2,300,000	2,588,234
MetLife Inc.
5.38%, 12/15/12	3,500,000	3,577,196
6.40%, 12/15/36	1,400,000	1,001,000
7.72%, 02/15/19	1,500,000	1,604,456
Progressive Corp. (The)
6.70%, 06/15/37(b)	1,800,000	1,269,191
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,698,279
7.38%, 06/15/19	1,000,000	981,830
8.88%, 06/15/38	1,700,000	1,411,000
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	402,982
6.25%, 06/15/37	1,000,000	1,035,641
		28,748,234

IRON & STEEL – 0.49%
Ispat Inland ULC
9.75%, 04/01/14	6,038,000	6,326,254
		6,326,254

MANUFACTURING – 0.20%
Tyco International Finance SA
8.50%, 01/15/19	2,400,000	2,661,072
		2,661,072

MEDIA – 2.34%
British Sky Broadcasting Group PLC
9.50%, 11/15/18(a)	1,500,000	1,792,818
CBS Corp.
8.88%, 05/15/19	3,500,000	3,411,135
Comcast Corp.
5.70%, 05/15/18(b)	7,050,000	7,087,880
CSC Holdings Inc.
7.63%, 07/15/18	2,500,000	2,315,625
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
7.63%, 05/15/16	1,610,000	1,565,725
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	485,000
7.13%, 02/01/16	2,000,000	1,865,000
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	4,062,119
6.75%, 06/15/39	800,000	778,633
8.25%, 04/01/19	1,200,000	1,361,540
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,455,124

50

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

MEDIA (Continued)
Time Warner Inc.
7.70%, 05/01/32	$1,800,000	$1,768,799
Viacom Inc.
6.88%, 04/30/36(b)	2,700,000	2,487,534
		30,436,932

MINING – 0.52%
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	5,300,000	5,890,971
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	949,505
		6,840,476

OFFICE & BUSINESS EQUIPMENT – 0.21%
Xerox Corp.
1.36%, 12/18/09	2,750,000	2,721,411
		2,721,411

OIL & GAS – 2.33%
BP AMI Leasing Inc.
5.52%, 05/08/19(a)	5,000,000	5,132,795
Burlington Resources Finance Co.
7.20%, 08/15/31	800,000	874,081
Devon Energy Corp.
6.30%, 01/15/19	2,300,000	2,457,824
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	900,000	917,063
EnCana Corp.
6.50%, 05/15/19	400,000	428,802
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,773,286
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	2,005,886
5.75%, 03/01/35(b)	1,500,000	1,303,388
EOG Resources Inc.
5.63%, 06/01/19	1,300,000	1,360,611
EQT Corp.
8.13%, 06/01/19	1,800,000	1,926,662
Hess Corp.
8.13%, 02/15/19	1,000,000	1,138,454
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	967,604
6.80%, 03/15/32	1,500,000	1,455,990
7.50%, 02/15/19	500,000	545,726
Newfield Exploration Co.
7.13%, 05/15/18	2,552,000	2,319,130
Pride International Inc.
8.50%, 06/15/19	1,800,000	1,777,500
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	2,004,122
		30,388,924

Security	Principal	Value

OIL & GAS SERVICES – 0.04%
Weatherford International Ltd.
9.63%, 03/01/19	$400,000	$470,563
		470,563

PACKAGING & CONTAINERS – 0.14%
Crown Americas LLC
7.63%, 11/15/13(b)	500,000	487,500
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17(a)	1,400,000	1,351,000
		1,838,500

PHARMACEUTICALS – 0.30%
Express Scripts Inc.
6.25%, 06/15/14	2,200,000	2,327,838
Pfizer Inc.
6.20%, 03/15/19	1,500,000	1,640,436
		3,968,274

PIPELINES – 1.19%
El Paso Corp.
7.80%, 08/01/31	250,000	203,927
Energy Transfer Partners LP
9.00%, 04/15/19	800,000	913,554
9.70%, 03/15/19	1,900,000	2,181,286
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	239,796
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	901,620
8.75%, 05/01/19	600,000	680,849
TransCanada PipeLines Ltd.
6.50%, 08/15/18	6,250,000	6,799,550
7.13%, 01/15/19	2,600,000	2,934,443
7.63%, 01/15/39	600,000	700,261
		15,555,286

REAL ESTATE – 0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	1,000,000	978,770
		978,770

REAL ESTATE INVESTMENT TRUSTS – 0.69%
Host Hotels & Resorts LP
6.75%, 06/01/16(b)	3,000,000	2,602,500
Simon Property Group LP
5.30%, 05/30/13	2,500,000	2,417,420
5.75%, 05/01/12	3,000,000	3,048,084
6.75%, 05/15/14	900,000	904,324
		8,972,328

RETAIL – 0.94%
CVS Caremark Corp.
0.97%, 06/01/10	4,000,000	3,971,636

51

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

RETAIL (Continued)
Home Depot Inc.
0.75%, 12/16/09	$1,000,000	$996,950
McDonald’s Corp.
5.70%, 02/01/39	1,100,000	1,089,074
6.30%, 10/15/37	1,000,000	1,079,230
Staples Inc.
9.75%, 01/15/14	800,000	893,544
Yum! Brands Inc.
6.25%, 03/15/18(b)	2,500,000	2,572,258
6.88%, 11/15/37	1,600,000	1,612,798
		12,215,490

SOFTWARE – 0.51%
Oracle Corp.
5.00%, 07/08/19	2,800,000	2,789,556
5.25%, 01/15/16	1,500,000	1,569,624
5.75%, 04/15/18	2,150,000	2,267,912
		6,627,092

TELECOMMUNICATIONS – 4.21%
AT&T Inc.
4.95%, 01/15/13	1,500,000	1,560,009
5.50%, 02/01/18	1,250,000	1,248,171
AT&T Wireless Services Inc.
8.75%, 03/01/31(b)	1,000,000	1,218,810
BellSouth Corp.
6.55%, 06/15/34(b)	3,200,000	3,137,091
Citizens Communications Co.
6.25%, 01/15/13	500,000	460,000
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,417,911
8.75%, 06/15/30	2,900,000	3,395,114
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,766,522
France Telecom SA
7.75%, 03/01/11	3,300,000	3,569,056
8.50%, 03/01/31	2,000,000	2,568,660
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,573,916
Nokia OYJ
5.38%, 04/15/19	1,800,000	1,821,123
Qwest Corp.
8.38%, 05/01/16(a)	2,500,000	2,412,500
Rogers Wireless Inc.
6.38%, 03/01/14(b)	2,000,000	2,143,742
7.50%, 03/15/15	750,000	815,846
7.50%, 08/15/38	1,800,000	1,992,371
Telecom Italia Capital SA
4.00%, 01/15/10(b)	1,680,000	1,688,054
5.25%, 10/01/15	2,500,000	2,413,343
7.00%, 06/04/18	3,300,000	3,338,465
Telefonica Emisiones SAU
5.86%, 02/04/13	3,600,000	3,794,897

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
5.88%, 07/15/19	$2,200,000	$2,268,185
6.22%, 07/03/17(b)	2,100,000	2,221,727
Verizon Communications Inc.
8.75%, 11/01/18	2,000,000	2,368,958
8.95%, 03/01/39	500,000	631,409
Vodafone Group PLC
5.45%, 06/10/19(b)	700,000	688,346
5.63%, 02/27/17	950,000	964,890
7.88%, 02/15/30	1,250,000	1,433,715
		54,912,831

TRANSPORTATION – 0.70%
CNF Inc.
6.70%, 05/01/34	2,500,000	1,629,178
CSX Corp.
5.75%, 03/15/13	2,600,000	2,665,910
6.15%, 05/01/37	1,750,000	1,627,033
FedEx Corp.
8.00%, 01/15/19	600,000	683,756
Norfolk Southern Corp.
5.75%, 01/15/16(a)	1,100,000	1,139,340
Union Pacific Corp.
6.13%, 02/15/20	1,300,000	1,347,969
		9,093,186

TOTAL CORPORATE BONDS & NOTES
(Cost: $444,206,048)		452,751,080

ASSET-BACKED SECURITIES – 6.65%
AmeriCredit Automobile Receivables Trust Series 2006-RM Class A2
5.42%, 08/08/11	3,203,646	3,258,186
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	1,450,014	1,444,171
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A3B
0.34%, 04/02/12	1,772,670	1,731,581
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A3A
5.42%, 05/07/12	5,789,117	5,872,719
AmeriCredit Automobile Receivables Trust Series 2008-AF Class A2B
2.07%, 01/12/12	2,247,390	2,238,968
Asset Backed Funding Corp. Certificates Series 2005-OPT1 Class A1SS
0.56%, 07/25/35	2,431,663	2,116,366
Asset Backed Funding Corp. Certificates Series 2006-OPT2 Class A3B
0.42%, 10/25/36	3,100,000	2,638,634

52

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3 0.72%, 07/25/35	$1,335,815	$1,305,470
Capital One Auto Finance Trust Series 2006-B Class A3A 5.45%, 02/15/11	53,015	53,059
Capital One Auto Finance Trust Series 2007-B Class A3A 5.03%, 04/15/12	2,773,021	2,801,181
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1 0.43%, 02/25/37	3,640,290	2,833,974
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4 4.51%, 07/25/32	1,066,992	1,049,697
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 0.72%, 05/25/36	3,093,682	2,413,068
Countrywide Asset-Backed Certificates Series 2006-20 Class 2A1 0.36%, 04/25/28	2,662,014	2,487,082
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1 0.36%, 05/25/47	333,341	303,217
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1 0.38%, 05/25/28	5,072,417	4,698,645
Countrywide Asset-Backed Certificates Series 2007-5 Class 2A1 0.41%, 04/25/29	4,327,352	3,789,058
Countrywide Asset-Backed Certificates Series 2007-6 Class 2A1 0.41%, 09/25/37	702,682	627,046
Countrywide Asset-Backed Certificates Series 2007-7 Class 2A1 0.39%, 10/25/37	631,306	553,992
Countrywide Asset-Backed Certificates Series 2007-8 Class 2A1 0.37%, 11/25/37	5,416,613	4,794,152
Countrywide Asset-Backed Certificates Series 2007-10 Class 2A1 0.36%, 10/25/28(c)	3,972,387	3,523,010
GSAMP Trust Series 2007-HE2 Class A2A 0.43%, 03/25/37	3,492,148	2,583,842

Security	Principal	Value
Home Equity Asset Trust Series 2006-4 Class 2A3 0.48%, 08/25/36	$5,800,000	$3,853,697
Lehman XS Trust Series 2005-4 Class 1A2 0.58%, 10/25/35	2,491,297	2,301,965
Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A1 0.49%, 08/25/35	280,758	272,844
MASTR Asset Backed Securities Trust Series 2006-AM1 Class A2 0.44%, 01/25/36	1,685,717	1,568,669
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B 0.51%, 12/25/35	3,317,630	2,996,145
Residential Asset Mortgage Products Inc. Series 2006-NC2 Class A2 0.50%, 02/25/36	2,485,301	1,757,950
Residential Asset Securities Corp. Series 2005-KS12 Class A2 0.56%, 01/25/36	5,025,457	4,264,835
Saxon Asset Securities Trust Series 2005-4 Class A1A 0.54%, 11/25/37	4,091,528	3,400,752
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A 0.60%, 08/25/35	3,776,025	3,439,012
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3 Class A2 0.45%, 05/25/36	4,013,092	2,582,163
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2 0.42%, 10/25/36	3,267,658	2,662,449
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A1 0.39%, 01/25/37	1,371,934	1,337,453
Structured Asset Investment Loan Trust Series 2005-11 Class A6 0.53%, 01/25/36	4,342,260	3,135,625

TOTAL ASSET-BACKED SECURITIES
(Cost: $91,755,851)		86,690,677

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.00%

MORTGAGE-BACKED SECURITIES – 6.00%
Banc of America Commercial Mortgage Inc. Series 2006-2 Class A4 5.93%, 05/10/45	3,245,000	2,706,219

53

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4 5.91%, 06/11/40	$3,000,000	$2,462,033
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4 6.30%, 12/10/49	2,500,000	2,043,840
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1 5.30%, 01/15/46	4,548,571	4,585,268
Countrywide Alternative Loan Trust Series 2005-38 Class A3 0.66%, 09/25/35	5,803,579	2,640,174
Federal Home Loan Mortgage Corp. Series 2827 Class PF 0.52%, 04/15/28	448,929	448,867
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A 0.51%, 03/25/47	8,670,126	3,542,557
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A 0.48%, 04/25/47	7,094,291	2,751,737
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5 5.22%, 04/10/37	1,000,000	855,374
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B 5.56%, 04/15/43	10,000,000	7,610,422
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S 4.93%, 01/15/49	9,899,622	9,126,440
JPMorgan Mortgage Acquisition Corp. Series 2006-FRE1 Class A3 0.50%, 05/25/35	2,734,662	1,975,799
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.16%, 02/15/31	2,800,000	2,331,831
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4 5.86%, 07/15/40	5,700,000	4,137,902
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1 5.53%, 05/12/39	4,375,666	4,418,501
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1 5.60%, 08/12/43	2,556,297	2,595,990
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1 4.71%, 07/12/46	1,848,151	1,854,709

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
PNC Mortgage Acceptance Corp. Series 2000-C2 Class A2 7.30%, 10/12/33	$3,913,288	$4,011,320
Structured Asset Mortgage Investments Inc. Series 2006-AR6 Class 2A1 0.50%, 07/25/46	9,858,495	4,111,863
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A5 5.42%, 01/15/45	5,700,000	4,482,030
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3 5.68%, 10/15/48	3,000,000	2,386,474
Washington Mutual Alternative Mortgage Series 2007-OA4 Class A1A 2.10%, 04/25/47(c)	12,473,464	4,612,837
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6 Class 1A 2.15%, 07/25/47(c)	6,244,322	2,426,095
		78,118,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $91,511,545)		78,118,282

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 46.80%

MORTGAGE-BACKED SECURITIES – 41.43%
Federal Home Loan Mortgage Corp.
3.53%, 09/01/33	1,222,625	1,242,601
4.00%, 07/01/39(d)	3,000,000	2,906,719
4.33%, 10/01/33	2,373,148	2,408,361
4.50%, 08/01/20	2,682,383	2,757,713
4.50%, 07/01/24(d)	16,000,000	16,307,500
4.50%, 07/01/39(d)	20,000,000	19,906,250
4.62%, 04/01/38	15,480,617	15,755,339
5.00%, 10/01/20	4,758,386	4,951,398
5.00%, 12/15/34	1,215,684	70,510
5.00%, 07/01/39(d)	12,000,000	12,202,500
5.50%, 05/15/24	1,521,763	21,985
5.50%, 03/15/25	813,071	16,292
5.50%, 02/15/27	21,326,347	21,895,373
5.50%, 12/01/27	1,928,019	2,004,406
5.50%, 05/15/29	2,837,373	146,431
5.50%, 10/01/32	9,588,088	9,955,038
5.50%, 05/01/34	60,929	63,166
5.50%, 10/01/34	422,237	437,737
5.50%, 01/01/35	6,124,767	6,343,859
5.50%, 12/01/35	3,836,278	3,973,508
5.50%, 02/01/39	12,861,831	13,295,068

54

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 04/01/39	$4,715,625	$4,874,466
6.00%, 12/01/28	3,183,463	3,355,134
6.00%, 09/01/34	1,509,656	1,585,640
6.00%, 02/01/35	2,839,295	2,983,977
6.00%, 09/01/35	6,631,617	6,965,400
6.00%, 09/01/38	7,679,486	8,023,581
6.00%, 02/01/39	3,737,028	3,904,473
6.00%, 03/01/39	1,922,232	2,008,169
6.00%, 04/01/39	2,782,551	2,906,951
6.35%, 11/01/36	8,803,912	9,323,472
6.50%, 05/01/21	1,219	1,314
6.50%, 09/01/21	1,124,592	1,190,534
6.50%, 07/01/32	4,751,159	5,092,741
6.50%, 01/01/36	11,690	12,449
Federal National Mortgage
Association
2.92%, 05/01/33	5,938,374	5,952,973
3.49%, 07/01/35	2,093,267	2,126,177
3.72%, 06/01/35	3,196,700	3,285,178
3.74%, 08/01/33	4,257,941	4,285,005
4.00%, 07/01/24(d)	9,000,000	8,998,594
4.00%, 07/01/39(d)	8,000,000	7,772,500
4.50%, 07/01/24(d)	4,000,000	4,079,375
4.50%, 08/01/35	7,099,868	7,109,783
4.50%, 07/01/39(d)	6,000,000	5,985,938
5.00%, 01/01/18	868,186	909,371
5.00%, 09/01/18	5,939,479	6,219,377
5.00%, 12/01/18	465,701	487,647
5.00%, 01/01/19	417,178	436,838
5.00%, 06/01/19	893,687	934,365
5.00%, 08/01/19	491,670	513,303
5.00%, 09/01/19	349,939	365,336
5.00%, 11/01/19	958,802	1,000,989
5.00%, 01/01/20	463,442	482,820
5.00%, 05/01/20	4,407,795	4,592,096
5.00%, 06/01/20	367,697	383,071
5.00%, 11/01/33	41,262,861	42,215,453
5.00%, 12/01/33	12,949,261	13,248,207
5.00%, 03/01/34	6,480,538	6,630,147
5.10%, 04/01/37	1,542,424	1,598,208
5.11%, 01/01/36	3,638,270	3,781,134
5.14%, 01/01/35	3,035,471	3,143,036
5.50%, 09/01/19	3,176,978	3,348,535
5.50%, 10/01/19	2,258,658	2,380,626
5.50%, 10/01/23	3,914,152	4,104,132
5.50%, 06/01/25	3,811,367	3,962,725
5.50%, 07/01/33	22,799,666	23,657,992
5.50%, 01/01/34	5,112,201	5,304,658
5.50%, 07/01/34	8,944,983	9,276,140
5.50%, 02/01/35	3,747,591	3,886,332
5.50%, 03/01/35	898,379	930,796
5.50%, 09/01/36	10,627,408	11,027,492
5.50%, 12/01/36	4,348,117	4,497,541

Security	Shares or Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 06/01/38	$13,801,163	$14,275,443
6.00%, 11/01/22	2,937,603	3,114,135
6.00%, 02/25/27	1,718,665	1,770,388
6.00%, 03/01/33	517,673	545,184
6.00%, 08/01/34	209,098	219,884
6.00%, 11/01/34	4,798,502	5,046,018
6.00%, 04/01/35	3,138,436	3,300,323
6.00%, 08/01/37	5,007,728	5,240,998
6.00%, 02/01/38	10,002,757	10,468,706
6.00%, 07/01/39(d)	19,000,000	19,852,031
6.50%, 07/01/32	8,041,128	8,639,344
6.50%, 04/01/39	5,606,916	6,038,057
6.50%, 07/01/39(c)	10,000,000	10,759,375
Government National Mortgage
Association
4.50%, 07/01/39(d)	9,000,000	8,981,719
5.00%, 07/01/39(d)	10,000,000	10,193,750
5.50%, 06/15/34	1,332,678	1,382,758
5.50%, 07/01/39(d)	14,000,000	14,455,000
6.00%, 07/15/34	1,257,622	1,309,948
6.00%, 01/15/39	2,780,312	2,899,670
6.00%, 07/01/39(d)	13,000,000	13,540,313
		539,836,989

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.19%
Federal Home Loan Mortgage Corp.
2.50%, 04/23/14	8,000,000	7,873,352
3.75%, 03/27/19	13,600,000	13,363,958
5.00%, 04/18/17	38,000,000	41,484,182
Federal National Mortgage
Association
6.25%, 02/01/11	4,700,000	4,943,413
		67,664,905

U.S. GOVERNMENT OBLIGATIONS – 0.18%
U.S. Treasury Bond
6.13%, 08/15/29(e)	700,000	871,718
U.S. Treasury Note
4.00%, 02/15/14(e)	1,350,000	1,444,605
		2,316,323

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $598,415,453)		609,818,217

SHORT-TERM INVESTMENTS – 19.19%

MONEY MARKET FUNDS – 19.19%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(f)(g)(h)	248,053,453	248,053,453

55

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Shares	Value

MONEY MARKET FUNDS (Continued)
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(f)(g)(h)	1,933,509	$1,933,509
		249,986,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,986,962)		249,986,962

TOTAL INVESTMENTS IN SECURITIES – 113.39%
(Cost: $1,475,875,859)		1,477,365,218

Other Assets, Less Liabilities – (13.39)%		(174,469,613)

NET ASSETS – 100.00%		$1,302,895,605

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (October 2009)	255	$55,135,781	$165,524
5-Year U.S. Treasury Notes (October 2009)	2,574	295,286,063	907,405
10-Year U.S. Treasury Notes (September 2009)	(986)	(114,637,906)	(1,236,454)
30-Year U.S. Treasury Bonds (September 2009)	489	57,877,734	1,284,694

		$293,661,672	$1,121,169

As of June 30, 2009, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo & Co. 1.27% due 10/28/15. Expiring 9/20/13.	$500,000	$(113,687)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo & Co. 1.27% due 10/28/15. Expiring 12/20/13.	500,000	(119,496)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(163,390)
Agreement with Deutsche Bank AG dated 3/17/09 to pay 6.80% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Bank of America Corp. 7.40% due 1/15/11. Expiring 6/20/14.	1,500,000	(204,773)
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	166,069
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	1,250,000	85,494

56

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	$900,000	$(93,093)
Agreement with Merrill Lynch International dated 4/14/09 to receive 1.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	69,000,000	(1,085,869)

	$80,150,000	$(1,528,745)

Interest Rate Swaps
Agreement with Goldman Sachs International Ltd. dated 5/28/09 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.98%. Expiring 6/3/19.	$25,000,000	$477,757
Agreement with Goldman Sachs International Ltd. dated 6/30/09 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.81%. Expiring 7/2/19.	25,000,000	(115,264)

	$50,000,000	$362,493

The accompanying notes are an integral part of these financial statements.

57

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2009

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$166,856,233	61.50%
Domestic Equity	72,660,078	26.78
Foreign Equity	31,506,838	11.61
Short-Term and Other Net Assets	311,070	0.11

TOTAL	$271,334,219	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$437,094,274	59.63%
Domestic Equity	205,664,594	28.06
Foreign Equity	90,848,858	12.39
Short-Term and Other Net Assets	(574,979)	(0.08)

TOTAL	$733,032,747	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$574,130,375	41.06%
Domestic Fixed Income	544,539,561	38.94
Foreign Equity	279,394,323	19.98
Short-Term and Other Net Assets	307,326	0.02

TOTAL	$1,398,371,585	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$555,114,485	50.39%
Foreign Equity	282,275,185	25.62
Domestic Fixed Income	262,055,040	23.79
Short-Term and Other Net Assets	2,216,941	0.20

TOTAL	$1,101,661,651	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$502,120,295	58.32%
Foreign Equity	260,060,656	30.20
Domestic Fixed Income	97,095,545	11.28
Short-Term and Other Net Assets	1,739,523	0.20

TOTAL	$861,016,019	100.00%

LifePath 2050 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$11,181,328	62.35%
Foreign Equity	6,129,642	34.18
Domestic Fixed Income	145,198	0.81
Short-Term and Other Net Assets	476,264	2.66

TOTAL	$17,932,432	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$360,428,008	25.05%
Financial	189,130,624	13.14
Technology	176,674,928	12.28
Energy	174,170,470	12.10
Communications	161,216,672	11.20
Industrial	137,243,227	9.54
Consumer Cyclical	125,286,431	8.71
Utilities	48,567,904	3.37
Basic Materials	32,639,191	2.27
Short-Term and Other Net Assets	33,693,249	2.34

TOTAL	$1,439,050,704	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$617,955,271	47.43%
Financial	155,379,399	11.93
Communications	87,177,713	6.69
Asset-Backed Securities	86,690,677	6.65
U.S. Government & Agency	69,981,228	5.37
Consumer Non-Cyclical	54,933,117	4.22
Energy	46,414,773	3.56
Utilities	33,821,450	2.60
Industrial	22,266,425	1.71
Basic Materials	20,458,721	1.57
Technology	17,114,965	1.31
Consumer Cyclical	15,184,517	1.17
Futures Contracts	1,121,169	0.09
Swap Agreements	(1,166,252)	(0.09)
Short-Term and Other Net Assets	75,562,432	5.79

TOTAL	$1,302,895,605	100.00%

These tables are not part of the financial statements.

58

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$107,527,973	$281,084,239	$720,568,865	$643,735,304

Total cost of investments	$107,527,973	$281,084,239	$720,568,865	$643,735,304

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$101,867,206	$262,184,678	$651,779,006	$569,079,011
Affiliated Master Portfolios	194,736,715	521,381,884	898,079,105	648,192,058

Total fair value of investments	296,603,921	783,566,562	1,549,858,111	1,217,271,069
Receivables:
Investment securities sold	500,000	3,454,324	3,000,000	—
Dividends and interest	3,677	8,466	24,555	19,200
Contributions	51,215	1,200,000	584,793	401,449

Total Assets	297,158,813	788,229,352	1,553,467,459	1,217,691,718

LIABILITIES
Payables:
Investment securities purchased	616,471	3,347,383	4,280,100	1,368,594
Collateral for securities on loan (Note 4)	24,697,136	48,374,925	147,789,085	114,642,103
Investment advisory fees (Note 2)	3,829	11,844	17,423	10,724
Withdrawals	500,000	3,454,325	3,000,000	—
Accrued expenses:
Professional fees (Note 2)	6,909	7,302	7,762	7,501
Independent trustees’ fees (Note 2)	249	826	1,504	1,145

Total Liabilities	25,824,594	55,196,605	155,095,874	116,030,067

NET ASSETS	$271,334,219	$733,032,747	$1,398,371,585	$1,101,661,651

(a)	Securities on loan with values of $24,188,507, $47,166,324, $143,738,965 and $111,905,678, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

59

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

June 30, 2009

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$603,787,594	$9,559,262

Total cost of investments	$603,787,594	$9,559,262

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$527,299,563	$10,288,365
Affiliated Master Portfolios	471,204,724	8,351,822

Total fair value of investments	998,504,287	18,640,187
Receivables:
Investment securities sold	—	632,651
Dividends and interest	17,278	261
Due from investment adviser	—	873
Contributions	555,782	476,017

Total Assets	999,077,347	19,749,989

LIABILITIES
Payables:
Investment securities purchased	1,684,561	802,590
Collateral for securities on loan (Note 4)	136,362,499	1,008,268
Investment advisory fees (Note 2)	6,100	—
Accrued expenses:
Professional fees (Note 2)	7,301	6,699
Independent trustees’ fees (Note 2)	867	—

Total Liabilities	138,061,328	1,817,557

NET ASSETS	$861,016,019	$17,932,432

(a)	Securities on loan with values of $133,186,472 and $984,098, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

60

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

June 30, 2009

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,521,095,240	$1,225,888,897
Affiliated issuers (Note 2)	318,867,538	249,986,962

Total cost of investments	$1,839,962,778	$1,475,875,859

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,409,305,899	$1,227,378,256
Affiliated issuers (Note 2)	318,867,538	249,986,962

Total fair value of investments	1,728,173,437	1,477,365,218
Receivables:
Investment securities sold	13,850,045	19,737,739
Dividends and interest	1,705,898	9,807,991
Due from broker – swaps collateral	—	2,150,794
Collateral for open futures contracts	—	1,553,000
Open interest-rate swap contracts (Note 1)	—	448,075

Total Assets	1,743,729,380	1,511,062,817

LIABILITIES
Payables:
Investment securities purchased	21,044,667	184,454,141
Due to broker – variation margin	205,055	121,578
Collateral for securities on loan (Note 4)	283,070,055	13,017,995
Due to broker – swaps collateral	—	8,671,373
Credit default swaps at fair value(b)	—	1,528,745
Investment advisory fees (Note 2)	231,696	256,698
Administration fees (Note 2)	113,683	99,889
Accrued expenses:
Professional fees (Note 2)	11,857	15,543
Independent trustees’ fees (Note 2)	1,663	1,250

Total Liabilities	304,678,676	208,167,212

NET ASSETS	$1,439,050,704	$1,302,895,605

(a)	Securities on loan with values of $275,822,644 and $12,663,591, respectively. See Note 4.
(b)	Includes premiums paid and received in the amount of $2,327,364 and $5,141,029, respectively, for the CoreAlpha Bond Master Portfolio.

The accompanying notes are an integral part of these financial statements.

61

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2009

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$991,618	$2,813,464	$6,961,793	$6,534,715
Dividends allocated from Master Portfolios	596,064	1,752,154	4,805,955	4,635,491
Interest from affiliated issuers (Note 2)	2,835	5,073	10,577	9,037
Interest allocated from Master Portfolios	3,301,883	8,678,351	10,440,070	5,093,218
Securities lending income from affiliated issuers (Note 2)	24,476	65,834	152,420	130,571
Expenses allocated from Master Portfolios(a)	(295,097)	(796,165)	(1,255,387)	(869,003)

Total investment income	4,621,779	12,518,711	21,115,428	15,534,029

EXPENSES (Note 2)
Investment advisory fees	430,617	1,179,754	2,121,873	1,642,110
Professional fees	6,913	7,242	7,627	7,391
Independent trustees’ fees	1,084	3,130	5,536	4,212

Total expenses	438,614	1,190,126	2,135,036	1,653,713
Less expense reductions (Note 2)	(410,417)	(1,115,584)	(2,030,361)	(1,586,986)

Net expenses	28,197	74,542	104,675	66,727

Net investment income	4,593,582	12,444,169	21,010,753	15,467,302

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	16,518	42,363	202,616	63,424
Net realized loss from sale of investments in affiliated issuers (Note 2)	(7,046,648)	(22,988,138)	(43,817,307)	(40,998,952)
Net realized loss allocated from Master Portfolios	(8,983,245)	(26,569,957)	(76,060,326)	(74,331,387)
Net change in unrealized appreciation (depreciation) of investments	11,553,909	34,722,011	77,886,334	75,627,352
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	13,204,702	36,975,033	92,765,286	85,823,015

Net realized and unrealized gain	8,745,236	22,181,312	50,976,603	46,183,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,338,818	$34,625,481	$71,987,356	$61,650,754

(a)	Net of fee reductions of $14,503, $41,796, $105,211 and $98,074, respectively.

The accompanying notes are an integral part of these financial statements.

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MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended June 30, 2009

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$5,741,772	$107,971
Dividends allocated from Master Portfolios	4,152,297	58,845
Interest from affiliated issuers (Note 2)	7,955	473
Interest allocated from Master Portfolios	2,032,270	5,741
Securities lending income from affiliated issuers (Note 2)	122,705	682
Expenses allocated from Master Portfolios(a)	(604,872)	(7,146)

Total investment income	11,452,127	166,566

EXPENSES (Note 2)
Investment advisory fees	1,260,883	17,742
Professional fees	7,179	6,695
Independent trustees’ fees	3,189	—

Total expenses	1,271,251	24,437
Less expense reductions (Note 2)	(1,230,235)	(23,703)

Net expenses	41,016	734

Net investment income	11,411,111	165,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	41,468	—
Net realized loss from sale of investments in affiliated issuers (Note 2)	(32,171,277)	(653,181)
Net realized loss allocated from Master Portfolios	(66,880,752)	(935,343)
Net change in unrealized appreciation (depreciation) of investments	63,641,640	1,563,354
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	73,968,118	1,274,628

Net realized and unrealized gain	38,599,197	1,249,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,010,308	$1,415,290

(a)	Net of fee reductions of $86,077 and $1,230, respectively.

The accompanying notes are an integral part of these financial statements.

63

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended June 30, 2009

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers(a)	$16,000,803	$—
Interest from unaffiliated issuers	3,907	28,186,604
Interest from affiliated issuers (Note 2)	79,145	429,163
Securities lending income from affiliated issuers (Note 2)	786,296	66,421

Total investment income	16,870,151	28,682,188

EXPENSES
Investment advisory fees (Note 2)	1,544,816	1,405,379
Administration fees (Note 2)	617,927	562,152
Professional fees (Note 2)	11,716	15,440
Independent trustees’ fees (Note 2)	5,715	5,056
Interest expense on securities sold short	—	6,359

Total expenses	2,180,174	1,994,386
Less expense reductions (Note 2)	(326,394)	(20,496)

Net expenses	1,853,780	1,973,890

Net investment income	15,016,371	26,708,298

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(262,131,511)	(102,475)
Net realized gain (loss) on futures contracts	2,032,558	(6,931,139)
Net realized gain on swap contracts	—	13,371,553
Net change in unrealized appreciation (depreciation) of investments	285,200,055	29,769,937
Net change in unrealized appreciation (depreciation) of futures contracts	(391,566)	1,215,640
Net change in unrealized appreciation (depreciation) of swap contracts	—	(11,783,281)

Net realized and unrealized gain	24,709,536	25,540,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,725,907	$52,248,533

(a)	Net of foreign withholding tax of $3,574 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

64

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,593,582	$11,626,514	$12,444,169	$31,740,053
Net realized loss	(16,013,375)	(14,187,053)	(49,515,732)	(35,390,983)
Net change in unrealized appreciation (depreciation)	24,758,611	(44,596,915)	71,697,044	(148,126,149)

Net increase (decrease) in net assets resulting from operations	13,338,818	(47,157,454)	34,625,481	(151,777,079)

Interestholder transactions:
Contributions	47,095,181	123,355,314	89,644,109	259,286,260
Withdrawals	(42,703,398)	(154,327,624)	(100,189,148)	(396,966,875)

Net increase (decrease) in net assets resulting from interestholder transactions	4,391,783	(30,972,310)	(10,545,039)	(137,680,615)

Increase (decrease) in net assets	17,730,601	(78,129,764)	24,080,442	(289,457,694)

NET ASSETS:
Beginning of period	253,603,618	331,733,382	708,952,305	998,409,999

End of period	$271,334,219	$253,603,618	$733,032,747	$708,952,305

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,010,753	$50,433,715	$15,467,302	$34,121,231
Net realized loss	(119,675,017)	(98,148,224)	(115,266,915)	(98,691,682)
Net change in unrealized appreciation (depreciation)	170,651,620	(381,110,283)	161,450,367	(353,104,158)

Net increase (decrease) in net assets resulting from operations	71,987,356	(428,824,792)	61,650,754	(417,674,609)

Interestholder transactions:
Contributions	211,039,230	466,911,021	181,097,794	401,789,907
Withdrawals	(130,325,813)	(620,303,397)	(93,267,931)	(425,112,568)

Net increase (decrease) in net assets resulting from interestholder transactions	80,713,417	(153,392,376)	87,829,863	(23,322,661)

Increase (decrease) in net assets	152,700,773	(582,217,168)	149,480,617	(440,997,270)

NET ASSETS:
Beginning of period	1,245,670,812	1,827,887,980	952,181,034	1,393,178,304

End of period	$1,398,371,585	$1,245,670,812	$1,101,661,651	$952,181,034

The accompanying notes are an integral part of these financial statements.

65

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio		LifePath 2050 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the period June 30, 2008(a) to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,411,111	$22,769,576	$165,832	$66,878
Net realized loss	(99,010,561)	(90,735,051)	(1,588,524)	(235,891)
Net change in unrealized appreciation (depreciation)	137,609,758	(302,802,465)	2,837,982	(1,363,124)

Net increase (decrease) in net assets resulting from operations	50,010,308	(370,767,940)	1,415,290	(1,532,137)

Interestholder transactions:
Contributions	165,015,517	353,484,261	10,180,184	8,619,796
Withdrawals	(74,549,143)	(285,117,887)	(558,342)	(192,359)

Net increase in net assets resulting from interestholder transactions	90,466,374	68,366,374	9,621,842	8,427,437

Increase (decrease) in net assets	140,476,682	(302,401,566)	11,037,132	6,895,300

NET ASSETS:
Beginning of period	720,539,337	1,022,940,903	6,895,300	—

End of period	$861,016,019	$720,539,337	$17,932,432	$6,895,300

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,016,371	$32,369,505	$26,708,298	$62,784,467
Net realized gain (loss)	(260,098,953)	(256,059,676)	6,337,939	(4,838,876)
Net change in unrealized appreciation (depreciation)	284,808,489	(471,381,523)	19,202,296	(18,428,398)

Net increase (decrease) in net assets resulting from operations	39,725,907	(695,071,694)	52,248,533	39,517,193

Interestholder transactions:
Contributions	218,720,751	459,317,337	288,714,012	383,150,603
Withdrawals	(70,382,768)	(598,773,276)	(153,969,471)	(786,653,367)

Net increase (decrease) in net assets resulting from interestholder transactions	148,337,983	(139,455,939)	134,744,541	(403,502,764)

Increase (decrease) in net assets	188,063,890	(834,527,633)	186,993,074	(363,985,571)

NET ASSETS:
Beginning of period	1,250,986,814	2,085,514,447	1,115,902,531	1,479,888,102

End of period	$1,439,050,704	$1,250,986,814	$1,302,895,605	$1,115,902,531

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the CoreAlpha Bond Master Portfolio using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in the instrument as well as the availability and reliability of observable inputs. Such inputs may include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. In circumstances where the CoreAlpha Bond Master Portfolio has used a quotation provided by a counterparty or dealer for an OTC derivative, but cannot verify the model value through alternative sources, it is possible that a different valuation model could produce a materially different estimate of fair value.

Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3 Prices. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they may also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the CoreAlpha Bond Master Portfolio updates the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 Prices due to the significance of the unobservable inputs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s underlying index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s underlying index.

The following tables summarize the values of each of the Master Portfolios’ investments according to their fair value hierarchy as of June 30, 2009. The breakdown of the Active Stock Master Portfolio’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
LifePath Retirement
Master Portfolios	$—	$194,736,715	$—	$194,736,715
Exchange-Traded Funds	76,286,434	—	—	76,286,434
Short-Term Investments	25,580,772	—	—	25,580,772

	$101,867,206	$194,736,715	$—	$296,603,921

LifePath 2010
Master Portfolios	$—	$521,381,884	$—	$521,381,884
Exchange-Traded Funds	212,225,842	—	—	212,225,842
Short-Term Investments	49,958,836	—	—	49,958,836

	$262,184,678	$521,381,884	$—	$783,566,562

LifePath 2020
Master Portfolios	$—	$898,079,105	$—	$898,079,105
Exchange-Traded Funds	499,985,154	—	—	499,985,154
Short-Term Investments	151,793,852	—	—	151,793,852

	$651,779,006	$898,079,105	$—	$1,549,858,111

LifePath 2030
Master Portfolios	$—	$648,192,058	$—	$648,192,058
Exchange-Traded Funds	451,252,652	—	—	451,252,652
Short-Term Investments	117,826,359	—	—	117,826,359

	$569,079,011	$648,192,058	$—	$1,217,271,069

LifePath 2040
Master Portfolios	$—	$471,204,724	$—	$471,204,724
Exchange-Traded Funds	388,071,772	—	—	388,071,772
Short-Term Investments	139,227,791	—	—	139,227,791

	$527,299,563	$471,204,724	$—	$998,504,287

LifePath 2050
Master Portfolios	$—	$8,351,822	$—	$8,351,822
Exchange-Traded Funds	9,104,346	—	—	9,104,346
Short-Term Investments	1,184,019	—	—	1,184,019

	$10,288,365	$8,351,822	$—	$18,640,187

Active Stock	$1,728,173,437	$—	$—	$1,728,173,437

CoreAlpha Bond
Corporate Bonds & Notes	$—	$452,751,080	$—	$452,751,080
Asset-Backed Securities	—	83,167,667	3,523,010	86,690,677
Collateralized Mortgage Obligations	—	71,079,350	7,038,932	78,118,282
U.S. Government & Agency Obligations	2,316,323	596,742,519	10,759,375	609,818,217
Short-Term Investments	249,986,962	—	—	249,986,962

	$252,303,285	$1,203,740,616	$21,321,317	$1,477,365,218

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$(12,253)	$—	$—	$(12,253)
CoreAlpha Bond	1,121,169	(1,166,252)	—	(45,083)

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2009:

	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in (out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Corporate Bonds & Notes	$2,531,250	$—	$114,375	$(2,441,875)	$(203,750)	$—	$—
Asset-Backed Securities	2,668,170	—	—	3,523,010	(2,668,170)	3,523,010	—
Collateralized Mortgage Obligations	21,774,832	—	(265,275)	(2,951,421)	(11,519,204)	7,038,932	597,294
U.S. Government & Agency Obligations	—	—	26,563	10,732,812	—	10,759,375	26,563

	$26,974,252	$—	$(124,337)	$8,862,526	$(14,391,124)	$21,321,317	$623,857

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2009, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.58%	10.99%
LifePath 2010	10.25	28.70
LifePath 2020	29.75	36.07
LifePath 2030	29.19	17.51
LifePath 2040	26.66	6.72
LifePath 2050	0.57	0.01

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Non-cash dividends received by the Active Stock Master Portfolio in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the LifePath and Active Stock Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2009, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$111,352,238	$—	$(9,485,032)	$(9,485,032)
LifePath 2010(a)	290,284,402	—	(28,099,724)	(28,099,724)
LifePath 2020(a)	744,465,393	—	(92,686,387)	(92,686,387)
LifePath 2030(a)	670,674,032	—	(101,595,021)	(101,595,021)
LifePath 2040(a)	633,368,531	—	(106,068,968)	(106,068,968)
LifePath 2050(a)	10,208,658	79,707	—	79,707
Active Stock	2,011,315,188	62,998,460	(346,140,211)	(283,141,751)
CoreAlpha Bond	1,475,924,755	31,179,801	(29,739,338)	1,440,463

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2009, the Master Portfolios adopted FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced financial statement disclosures that enable investors to understand how and why the Master Portfolios use derivatives, how derivatives are accounted for, and how the derivative instruments affect the Master Portfolios’ results of operations and financial positions.

The following table shows the fair values of derivatives not accounted for as hedging instruments under FASB Statement No. 133, by risk exposure category, on the Statement of Assets and Liabilities for the Master Portfolios as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
Master Portfolio	Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Active Stock Equity contracts	Receivables due from broker – variation margin	$—	Payables due to broker – variation margin	$205,055	(a)

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	Asset Derivatives		Liability Derivatives
Master Portfolio	Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
CoreAlpha Bond Interest-rate contracts	Receivables for open interest-rate swap contracts	$448,075	Payables due to broker – variation margin	$121,578	(a)

Credit contracts	Credit default swaps at fair value	—	Payables for credit default swaps at fair value	1,528,745

		$448,075		$1,650,323

(a)

Cumulative appreciation (depreciation) on futures contracts for the reporting period is disclosed in the Statement of Operations. Variation margin disclosed on the Statement of Assets and Liabilities is for the last day of the period.

The following table shows the effect of derivatives not accounted for as hedging instruments under FASB Statement No. 133, by risk exposure category, on the Statement of Operations for the Master Portfolios as of June 30, 2009:

Master Portfolio	Location of Gain (Loss) on Statement of Operations	Realized Gain (Loss) on Statement of Operations	Change in Unrealized Gain (Loss) on Statement of Operations
Active Stock Equity contracts	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) of futures contracts	$2,032,558	$(391,566)

CoreAlpha Bond Interest-rate contracts	Net realized gain (loss) on futures and swap contracts/Net change in unrealized appreciation (depreciation) of futures and swap contracts	$4,441,797	$(9,200,398)

Credit contracts	Net realized gain (loss) on swap contracts/Net change in unrealized appreciation (depreciation) of swap contracts	1,998,617	(1,367,243)

		$6,440,414	$(10,567,641)

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios are subject to equity price risk or interest-rate risk in the normal course of pursuing their investment objectives. The Master Portfolios may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized

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gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. The amount at risk for futures contracts may exceed the amount reflected in the financial statements. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of June 30, 2009, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,950,000 and $2,050,000, respectively, for initial margin requirements on outstanding futures contracts.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio maintains liquid assets in connection with transactions in swaps.

The Master Portfolio is subject to interest-rate risk in the normal course of pursuing its investment objectives. Because the Master Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest-rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Master Portfolio may enter into interest-rate swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). The exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The Master Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of interest-rate swaps, if any, held by the Master Portfolio as of June 30, 2009 are included in its Schedule of Investments.

The Master Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Master Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s

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view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is a rapidly evolving market compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. The Master Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of credit default swaps held by the Master Portfolio as of June 30, 2009 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

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The following table summarizes the open credit default swap agreements in which the CoreAlpha Bond Master Portfolio sold credit default protection as of June 30, 2009:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value(a)
Deutsche Bank AG	General Electric Capital Corp.	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(163,390)
JPMorgan Chase Bank N.A.	SLM Corp.	USD	12/20/13	5.00%	900,000	900,000	(93,093)
Merrill Lynch International	Dow Jones Credit Derivatives Index, North America Investment Grade	USD	6/20/14	1.00%	69,000,000	69,000,000	(1,085,869)

						$73,900,000	$(1,342,352)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio has entered into the above credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there are no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SHORT SALES

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of June 30, 2009, if any, are included in the Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

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For its investment advisory services to each Master Portfolio, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets of each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
LifePath 2050	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2011.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$410,417
LifePath 2010	1,115,584
LifePath 2020	2,030,361
LifePath 2030	1,586,986
LifePath 2040	1,230,235
LifePath 2050	23,703

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio.

With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2011. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time. Any such waivers will reduce the expenses of the

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Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the six months ended June 30, 2009, BGI credited and/or waived administration fees of $326,394 and $20,496 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the six months ended June 30, 2009, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$24,476
LifePath 2010	65,834
LifePath 2020	152,420
LifePath 2030	130,571
LifePath 2040	122,705
LifePath 2050	682
Active Stock	786,296
CoreAlpha Bond	66,421

Cross trades for the six months ended June 30, 2009, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

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The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath Retirement
iShares Barclays TIPS Bond Fund	229	23	19	233	$23,681,010	$319,483	$(140,941)
iShares Cohen & Steers Realty Majors Index Fund	41	4	9	36	1,277,092	44,186	(343,318)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	13	26	107	2,687,429	69,763	(372,739)
iShares MSCI Canada Index Fund	108	4	15	97	2,083,052	8,715	(184,229)
iShares MSCI EAFE Index Fund	444	72	120	396	18,151,021	357,969	(3,405,205)
iShares MSCI EAFE Small Cap Index Fund	91	3	16	78	2,343,868	26,939	(277,476)
iShares MSCI Emerging Markets Index Fund	210	29	45	194	6,241,468	44,361	(997,722)
iShares S&P MidCap 400 Index Fund	224	34	30	228	13,203,513	85,617	(826,446)
iShares S&P SmallCap 600 Index Fund	134	35	20	149	6,617,981	34,585	(498,572)

					$76,286,434	$991,618	$(7,046,648)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	72	64	621	$63,160,504	$834,531	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	11	125	4,509,464	144,640	(480,409)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	64	106	359	8,997,197	237,206	(1,612,799)
iShares MSCI Canada Index Fund	334	—	57	277	5,934,604	24,828	(750,489)
iShares MSCI EAFE Index Fund	1,364	159	380	1,143	52,380,437	1,032,775	(11,091,876)
iShares MSCI EAFE Small Cap Index Fund	267	—	57	210	6,289,413	75,555	(954,628)
iShares MSCI Emerging Markets Index Fund	626	64	155	535	17,247,207	128,410	(3,491,311)
iShares S&P MidCap 400 Index Fund	634	75	87	622	35,950,234	239,243	(2,760,089)
iShares S&P SmallCap 600 Index Fund	391	63	55	399	17,756,782	96,276	(1,448,938)

					$212,225,842	$2,813,464	$(22,988,138)

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Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath 2020
iShares Barclays TIPS Bond Fund	651	147	63	735	$74,662,581	$933,272	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	184	7	645	23,198,084	665,495	(314,272)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	763	221	1,979	49,613,831	1,094,878	(2,874,761)
iShares MSCI Canada Index Fund	864	6	104	766	16,409,155	68,649	(1,415,632)
iShares MSCI EAFE Index Fund	3,578	386	799	3,165	145,003,492	2,892,034	(24,973,504)
iShares MSCI EAFE Small Cap Index Fund	699	21	104	616	18,474,290	214,546	(1,721,118)
iShares MSCI Emerging Markets Index Fund	1,637	181	270	1,548	49,893,555	359,294	(6,205,364)
iShares S&P MidCap 400 Index Fund	1,417	136	125	1,428	82,514,122	525,012	(4,082,484)
iShares S&P SmallCap 600 Index Fund	796	169	61	904	40,216,044	208,613	(1,662,787)

					$499,985,154	$6,961,793	$(43,817,307)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	80	35	333	$33,864,640	$419,482	$(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	316	20	777	27,920,816	753,763	(1,024,468)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	996	213	2,258	56,603,196	1,237,809	(2,709,435)
iShares MSCI Canada Index Fund	794	50	104	740	15,845,809	66,207	(1,415,632)
iShares MSCI EAFE Index Fund	3,371	435	668	3,138	143,771,982	2,839,972	(23,040,009)
iShares MSCI EAFE Small Cap Index Fund	643	66	106	603	18,090,898	208,093	(2,094,773)
iShares MSCI Emerging Markets Index Fund	1,529	190	231	1,488	47,963,300	356,241	(5,487,438)
iShares S&P MidCap 400 Index Fund	1,228	119	104	1,243	71,830,890	468,630	(3,710,421)
iShares S&P SmallCap 600 Index Fund	726	110	41	795	35,361,121	184,518	(1,167,330)

					$451,252,652	$6,534,715	$(40,998,952)

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Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath 2040
iShares Barclays TIPS Bond Fund	81	25	12	94	$9,521,511	$119,023	$(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	323	13	758	27,242,448	718,739	(743,886)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	996	127	2,196	55,043,391	1,208,434	(1,655,176)
iShares MSCI Canada Index Fund	698	91	98	691	14,792,566	59,441	(1,423,817)
iShares MSCI EAFE Index Fund	2,964	401	517	2,848	130,444,342	2,570,347	(18,599,765)
iShares MSCI EAFE Small Cap Index Fund	563	48	61	550	16,490,181	188,275	(1,159,663)
iShares MSCI Emerging Markets Index Fund	1,332	209	198	1,343	43,290,176	325,542	(4,614,107)
iShares S&P MidCap 400 Index Fund	1,014	125	78	1,061	61,312,532	395,351	(2,510,801)
iShares S&P SmallCap 600 Index Fund	602	115	44	673	29,934,625	156,620	(1,342,529)

					$388,071,772	$5,741,772	$(32,171,277)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	15	1	17	$621,510	$10,085	$(16,970)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	44	3	50	1,265,258	18,937	(31,605)
iShares MSCI Canada Index Fund	8	10	2	16	351,160	1,247	(22,482)
iShares MSCI EAFE Index Fund	33	43	9	67	3,067,850	54,120	(258,394)
iShares MSCI EAFE Small Cap Index Fund	6	8	1	13	397,577	4,037	(19,901)
iShares MSCI Emerging Markets Index Fund	15	22	4	33	1,047,797	6,739	(70,318)
iShares S&P MidCap 400 Index Fund	14	21	8	27	1,588,532	9,166	(157,888)
iShares S&P SmallCap 600 Index Fund	8	15	6	17	764,662	3,640	(75,623)

					$9,104,346	$107,971	$(653,181)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2009 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$9,425,837	$12,126,020
LifePath 2010	—	—	22,486,533	38,171,088
LifePath 2020	—	—	69,301,131	65,266,976
LifePath 2030	—	—	70,982,646	53,826,663
LifePath 2040	—	—	65,863,002	39,669,498
LifePath 2050	—	—	5,916,787	1,336,815
Active Stock	—	—	739,173,223	590,420,160
CoreAlpha Bond	1,364,292,962	1,487,780,026	281,800,160	258,505,028

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of June 30, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of June 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.26%		0.27%	0.27%	0.28%	0.31%	0.31%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.60%		0.61%	0.61%	0.61%	0.65%	0.60%
Ratio of net investment income to average net assets(c)(d)	3.73%		3.81%	3.87%	3.80%	3.24%	2.46%
Portfolio turnover rate(f)	4%		11%	6%	10%	11%	138	%(g)
Total return	5.29	%(h)	(14.54)%	5.00%	9.30%	4.82%	6.85%

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Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008(a)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.26%		0.26%		0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.59%		0.60%		0.60%	0.60%	0.64%	0.59%
Ratio of net investment income to average net assets(c)(d)	3.69%		3.68%		3.63%	3.49%	2.96%	2.32%
Portfolio turnover rate(f)	3%		12%		7%	12%	12%	130	%(g)
Total return	5.32	%(h)	(16.50)%		4.68%	10.65%	5.70%	7.88%

LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.22%		0.23%		0.25%	0.25%	0.28%	0.29%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.56%		0.57%		0.58%	0.58%	0.62%	0.57%
Ratio of net investment income to average net assets(c)(d)	3.47%		3.18%		3.01%	2.91%	2.53%	2.05%
Portfolio turnover rate(f)	5%		13%		7%	16%	17%	140	%(g)
Total return	5.75	%(h)	(24.92)%		3.84%	13.51%	7.04%	9.77%

LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.20%		0.21%		0.23%	0.24%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.54%		0.55%		0.57%	0.57%	0.60%	0.56%
Ratio of net investment income to average net assets(c)(d)	3.30%		2.82%		2.57%	2.49%	2.22%	1.93%
Portfolio turnover rate(f)	6%		13%		7%	22%	24%	138	%(g)
Total return	5.87	%(h)	(30.53)%		3.14%	15.62%	8.13%	11.28%

LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.18%		0.19%		0.22%	0.23%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.52%		0.53%		0.56%	0.56%	0.59%	0.56%
Ratio of net investment income to average net assets(c)(d)	3.17%		2.52%		2.20%	2.17%	1.96%	1.74%
Portfolio turnover rate(f)	5%		14%		8%	29%	38%	147	%(g)
Total return	5.83	%(h)	(34.90)%		2.53%	17.47%	8.74%	11.93%

LifePath 2050
Ratio of expenses to average net assets(c)(d)	0.16%		0.17%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.62%		1.11%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)(d)	3.27%		3.05%		n/a	n/a	n/a	n/a
Portfolio turnover rate(f)	13%		0	%(i)	n/a	n/a	n/a	n/a
Total return(h)	5.86%		(31.93)%		n/a	n/a	n/a	n/a

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Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
Active Stock
Ratio of expenses to average net assets(c)	0.30%		0.32%	0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		0.35%	0.35%	0.35%	n/a	n/a
Ratio of net investment income to average net assets(c)	2.43%		1.96%	1.70%	1.64%	1.50%	1.57%
Portfolio turnover rate(f)	48%		98%	80%	65%	54%	70%
Total return	2.37	%(h)	(36.65)%	0.58%	15.65%	8.79%	10.40	%(h)

CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%		0.36%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		0.36%	0.36%	0.36%	n/a	n/a
Ratio of net investment income to average net assets(c)	4.75%		4.47%	5.18%	5.11%	4.19%	3.08%
Portfolio turnover rate(f)	140%		351%	466%	301%	270%	313%
Total return	4.52	%(h)	3.62%	5.10%	4.36%	1.98%	1.30	%(h)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008 for the LifePath 2050 Master Portfolio.
(b)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(c)	Annualized for periods of less than one year.
(d)

The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(e)	The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.
(f)	Portfolio turnover rates include in-kind transactions, if any.
(g)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(h)	Not annualized.
(i)	Rounds to less than 1%.

6.	BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of each Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios (each, a “Fund”). Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

7.	REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Master Portfolios as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolios’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

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BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract” and collectively, the “Advisory Contracts”) on behalf of each LifePath Master Portfolio, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with reviewing counterparty and issuer credit risk and securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolios and the adequacy of the time and attention that such persons devote to the Master Portfolios. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as any LifePath Master Portfolio; therefore, no comparative performance information was available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no comparative performance information was available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each, a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been

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excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each, a “Lipper Performance Group,” and collectively with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

The Board noted that, to the extent that sufficient data was available, each LifePath Master Portfolio performed above or in line with the median performance of its Lipper Performance Group over the one-, three-, five- and ten-year periods ended December 31, 2008. The Board noted that the Active Stock Master Portfolio performed slightly above the median performance of its Lipper Performance Group over the one-year period ended December 31, 2008, performed slightly below the median of its Lipper Performance Group over the three-year period ended December 31, 2008, and, to the extent that sufficient data was available, performed slightly above the median of its Lipper Performance Group over the five-year period ended December 31, 2008. The CoreAlpha Bond Master Portfolio performed above the median performance of its Lipper Performance Group over the one- and three-year periods ended December 31, 2008 and the period from inception to December 31, 2008. The Board noted that to the extent that the CoreAlpha Bond Master Portfolio underperformed in relation to relevant benchmarks, such underperformance was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to the last two years, in part attributable to the market’s liquidity crises, increased volatility, and decreased opportunities for security outperformance relative to market performance during the periods covered. The Board noted the inherent challenges of comparing the performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset components and mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the LifePath Master Portfolios generally performed in line with their custom benchmarks in 2008, but underperformed their custom benchmarks on an annualized basis over five years. The Board also noted that the advisory fee rates, net of applicable waivers and reimbursements, and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2008 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2009 through April 30, 2011, subject to annual review by the Board. The Board noted that the advisory fee rates, net of applicable waivers and reimbursements, for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses, net of applicable waivers and reimbursements, for each of the Active Stock and the CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the operations of the Master Portfolios and the Barclays Global Investors Funds for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the

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LifePath Master Portfolios invest, as represented by BGFA during the meetings. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolios; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (collectively, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the LifePath Master Portfolios and the Active Stock Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act, collective funds, or separate accounts with substantially similar investment objectives and strategies as the CoreAlpha Bond Master Portfolio.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contracts were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rate under the Advisory Contract for the Active Stock Master Portfolio was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the

86

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

87

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $100,000,194 (collateralized by U.S. government obligations, value $102,000,001).	$100,000,000	$100,000,000
Bank of America N.A. Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $20,000,039 (collateralized by U.S. government obligations, value $20,400,000).	20,000,000	20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.12%, dated 6/30/09, due 7/1/09, maturity value $20,000,067 (collateralized by U.S. government obligations, value $20,400,000).	20,000,000	20,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $100,000,306 (collateralized by U.S. government obligations, value $102,002,881).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $20,000,061 (collateralized by U.S. government obligations, value $20,401,067).	20,000,000	20,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $1,474,002 (collateralized by U.S. government obligations, value $1,508,099).	1,474,000	1,474,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,001).	100,000,000	100,000,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $20,000,028 (collateralized by U.S. government obligations, value $20,404,238).	$20,000,000	$20,000,000
J.P. Morgan Securities Inc. Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $100,000,194 (collateralized by U.S. government obligations, value $102,002,632).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $20,000,039 (collateralized by U.S. government obligations, value $20,400,526).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $501,474,000)		501,474,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $501,474,000)		501,474,000

Other Assets, Less Liabilities – (0.01)%		(33,950)

NET ASSETS – 100.00%		$501,440,050

The accompanying notes are an integral part of these financial statements.

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.23%
Banco Bilbao Vizcaya Argentaria SA
0.36%, 09/18/09	$142,000,000	$142,001,556
0.56%, 08/04/09	80,000,000	80,000,377
3.22%, 08/20/09	150,000,000	150,001,008
BNP Paribas
0.33%, 09/03/09	100,000,000	100,000,000
0.46%, 08/13/09	200,000,000	200,000,000
0.53%, 08/10/09	50,000,000	50,000,000
0.54%, 08/05/09	115,000,000	115,000,000
Calyon NY
0.54%, 09/01/09	100,000,000	100,000,000
National Australia Bank Ltd.
0.36%, 08/04/09	50,000,000	50,000,000
0.48%, 07/30/09	40,000,000	40,000,000
Nordea Bank Finland PLC
0.41%, 07/28/09	175,000,000	175,000,000
Rabobank Nederland
0.35%, 08/14/09	125,000,000	125,000,000
Societe Generale NY
0.35%, 09/24/09	200,000,000	200,000,000
0.51%, 07/01/09	60,000,000	60,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,587,002,941)		1,587,002,941

COMMERCIAL PAPER – 50.53%
Alpine Securitization Corp. 0.27%, 07/08/09(a)	50,000,000	49,997,376
Amsterdam Funding Corp. 0.25%, 07/08/09(a)	130,000,000	129,993,681
Atlantic Asset Securities Corp. 0.32%, 08/12/09(a)	50,000,000	49,981,333
0.32%, 08/19/09(a)	37,000,000	36,983,884
0.40%, 09/02/09(a)	65,000,000	64,954,500
0.42%, 08/03/09(a)	100,000,000	99,961,500
0.45%, 07/02/09(a)	100,000,000	99,998,750
Australia & New Zealand Banking Group Ltd. 3.20%, 07/24/09(a)	320,000,000	319,345,776
Banco Bilbao Vizcaya Argentaria SA London 0.60%, 07/22/09	250,000,000	249,912,500
Barton Capital Corp. 0.27%, 08/05/09(a)	50,000,000	49,986,875
0.33%, 07/08/09(a)	100,000,000	99,993,583
0.35%, 09/09/09(a)	52,047,000	52,011,579
0.45%, 07/07/09(a)	79,355,000	79,349,049
0.45%, 07/21/09(a)	38,291,000	38,281,427
0.50%, 07/01/09(a)	92,126,000	92,126,000
0.50%, 07/07/09(a)	60,387,000	60,381,968
BNP Paribas Finance Inc. 0.41%, 08/13/09	100,000,000	99,951,028
0.56%, 07/27/09	175,000,000	174,929,222

Security	Face Amount	Value
Bryant Park Funding LLC
0.37%, 09/16/09(a)	$40,000,000	$39,968,344
0.37%, 09/22/09(a)	88,166,000	88,090,789
0.39%, 09/23/09(a)	30,000,000	29,972,700
CAFCO LLC
0.27%, 07/09/09(a)	60,000,000	59,996,400
Cancara Asset Securitisation Ltd.
0.35%, 07/08/09(a)	145,000,000	144,990,132
0.65%, 09/14/09(a)	246,000,000	245,666,875
0.65%, 09/18/09(a)	150,000,000	149,786,042
Chariot Funding LLC
0.45%, 07/06/09(a)	100,000,000	99,993,750
Charta LLC
0.28%, 07/07/09(a)	100,000,000	99,995,333
0.30%, 07/20/09(a)	150,000,000	149,976,250
Danske Corp.
0.47%, 08/10/09	85,000,000	84,955,611
DnB NOR Bank ASA
0.77%, 09/08/09	200,000,000	199,704,833
Edison Asset Securitization LLC
0.40%, 09/03/09(a)	100,000,000	99,928,889
Enterprise Funding LLC
0.47%, 07/13/09(a)	173,424,000	173,396,830
0.47%, 07/21/09(a)	100,000,000	99,973,889
0.50%, 09/21/09(a)	174,140,000	173,941,674
Falcon Asset Securitization Corp.
0.30%, 07/24/09(a)	200,000,000	199,961,667
0.30%, 07/28/09(a)	150,000,000	149,966,250
Gemini Securitization Corp.
0.27%, 07/28/09(a)	200,000,000	199,959,500
General Electric Capital Corp.
0.28%, 07/21/09	250,000,000	249,961,111
0.28%, 07/24/09	500,000,000	499,910,556
Govco LLC
0.29%, 07/27/09(a)	100,000,000	99,979,056
0.30%, 07/17/09(a)	100,000,000	99,986,667
0.67%, 07/30/09(a)	100,000,000	99,946,028
0.70%, 08/04/09(a)	100,000,000	99,933,889
0.85%, 07/20/09(a)	125,000,000	124,943,924
Jupiter Securitization Corp.
0.27%, 07/28/09(a)	100,000,000	99,979,750
Kitty Hawk Funding Corp.
0.40%, 07/24/09(a)	50,000,000	49,987,222
0.45%, 07/13/09(a)	192,774,000	192,745,084
LMA Americas LLC
0.32%, 07/15/09(a)	45,000,000	44,994,400
0.35%, 08/10/09(a)	25,000,000	24,990,278
0.40%, 09/22/09(a)	131,000,000	130,879,189
National Australia Funding (Delaware) Inc.
0.41%, 07/24/09	40,000,000	39,989,522
Nordea North America Inc.
0.37%, 07/29/09	70,000,000	69,979,855
Old Line Funding LLC
0.35%, 09/14/09(a)	40,000,000	39,970,833

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount	Value
Park Avenue Receivables Corp.
0.27%, 08/03/09(a)	$50,000,000	$49,987,625
0.45%, 07/07/09(a)	100,000,000	99,992,500
Ranger Funding Co. LLC
0.43%, 08/03/09(a)	200,000,000	199,921,167
0.45%, 07/21/09(a)	95,294,000	95,270,177
0.45%, 08/03/09(a)	50,000,000	49,979,375
0.46%, 07/13/09(a)	100,000,000	99,984,667
0.47%, 07/13/09(a)	262,029,000	261,987,948
0.50%, 08/03/09(a)	250,000,000	249,885,417
Regency Markets No. 1 LLC
0.33%, 07/20/09(a)	69,000,000	68,987,983
0.60%, 07/15/09(a)	80,129,000	80,110,303
Societe Generale North America Inc.
0.35%, 08/26/09	350,000,000	349,809,445
0.35%, 09/22/09	205,000,000	204,834,576
0.43%, 08/19/09	125,000,000	124,926,840
Solitaire Funding Ltd.
0.55%, 09/18/09(a)	271,000,000	270,672,918
0.56%, 09/16/09(a)	250,000,000	249,700,556
Straight-A Funding LLC
0.32%, 07/24/09(a)	45,000,000	44,990,799
0.36%, 08/26/09(a)	65,000,000	64,963,600
0.36%, 08/27/09(a)	50,000,000	49,971,500
0.37%, 08/11/09(a)	25,000,000	24,989,465
0.37%, 09/01/09(a)	125,000,000	124,920,347
0.37%, 09/02/09(a)	65,000,000	64,957,913
0.37%, 09/09/09(a)	125,000,000	124,910,069
0.37%, 09/15/09(a)	90,000,000	89,929,700
0.39%, 08/24/09(a)	75,000,000	74,956,125
0.39%, 08/25/09(a)	30,000,000	29,982,125
0.43%, 08/17/09(a)	50,000,000	49,971,930
0.50%, 08/07/09(a)	275,000,000	274,858,680
Tempo Finance Ltd.
0.85%, 07/06/09(a)	50,000,000	49,994,098
Thames Asset Global Securitization No. 1 Inc.
0.30%, 07/15/09(a)	100,000,000	99,988,333
Thunder Bay Funding LLC
0.35%, 09/10/09(a)	38,835,000	38,808,193
0.40%, 07/06/09(a)	25,000,000	24,998,611
0.45%, 07/27/09(a)	75,000,000	74,975,625
Tulip Funding Corp.
0.29%, 07/06/09(a)	160,000,000	159,993,556
0.30%, 07/15/09(a)	113,000,000	112,986,817
Variable Funding Capital Corp.
0.35%, 09/23/09(a)	45,000,000	44,963,250
0.45%, 07/27/09(a)	175,000,000	174,943,125
Yorktown Capital LLC
0.45%, 07/13/09(a)	100,000,000	99,985,000
0.47%, 07/13/09(a)	258,145,000	258,104,558
0.50%, 09/21/09(a)	175,000,000	174,800,695

TOTAL COMMERCIAL PAPER
(Cost: $11,096,538,764)		11,096,538,764

Security	Face Amount	Value

MEDIUM-TERM NOTES – 3.40%
Commonwealth Bank of Australia
1.27%, 08/03/09	$100,000,000	$100,000,000
Federal Home Loan Bank
0.32%, 11/12/09	76,662,000	76,570,687
0.32%, 11/13/09	100,000,000	99,880,000
Federal Home Loan Mortgage Corp.
0.32%, 11/09/09	138,894,000	138,732,265
Federal National Mortgage Association
0.32%, 11/04/09	171,500,000	171,307,920
0.32%, 11/18/09	100,000,000	99,875,556
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	61,130,548

TOTAL MEDIUM-TERM NOTES
(Cost: $747,496,976)		747,496,976

REPURCHASE AGREEMENTS – 19.86%
Banc of America Securities LLC Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $40,000,078 (collateralized by U.S. government obligations, value $40,800,000).	40,000,000	40,000,000
BNP Paribas Securities Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $550,005,958 (collateralized by non-U.S. government debt securities, value $566,500,001).	550,000,000	550,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.12%, dated 6/30/09, due 7/1/09, maturity value $125,000,417 (collateralized by U.S. government obligations, value $127,500,000).	125,000,000	125,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $375,004,583 (collateralized by non-U.S. government debt securities, value $391,567,720).	375,000,000	375,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.64%, dated 6/30/09, due 7/1/09, maturity value $160,002,844 (collateralized by non-U.S. government debt securities, value $167,068,894).	160,000,000	160,000,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.65%, dated 6/30/09, due 7/27/09, maturity value $350,170,625 (collateralized by non-U.S. government debt securities, value $365,463,206).(b)	$350,000,000	$350,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $130,000,397 (collateralized by U.S. government obligations, value $132,602,533).	130,000,000	130,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $250,000,764 (collateralized by U.S. government obligations, value $255,000,168).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,001).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $130,000,181 (collateralized by U.S. government obligations, value $132,600,000).	130,000,000	130,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.46%, dated 6/30/09, due 7/27/09, maturity value $100,034,500 (collateralized by non-U.S. government debt securities, value $103,000,001).(b)	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/1/09, maturity value $100,001,444 (collateralized by non-U.S. government debt securities, value $104,438,723).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/20/09, maturity value $350,101,111 (collateralized by non-U.S. government debt securities, value $362,247,641).(b)	350,000,000	350,000,000
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $275,003,743 (collateralized by U.S. government obligations, value $280,501,899).	275,000,000	275,000,000

Security	Face Amount or Principal	Value
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $340,004,628 (collateralized by U.S. government obligations, value $348,138,546).	$340,000,000	$340,000,000
HSBC Securities Inc. Tri-Party 0.32%, dated 6/30/09, due 7/1/09, maturity value $100,000,889 (collateralized by non-U.S. government debt securities, value $105,004,031).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $400,004,333 (collateralized by non-U.S. government debt securities, value $412,002,128).	400,000,000	400,000,000
J.P. Morgan Securities Inc. Tri-Party 0.59%, dated 6/30/09, due 7/1/09, maturity value $150,002,458 (collateralized by non-U.S. government debt securities, value $153,003,701).	150,000,000	150,000,000
Morgan Stanley Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $335,004,094 (collateralized by non-U.S. government debt securities, value $368,569,248).	335,000,000	335,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,360,000,000)		4,360,000,000

TIME DEPOSITS – 4.24%
BB&T Corp.
0.02%, 07/01/09	450,000,000	450,000,000
ING Groep NV
0.60%, 08/17/09(b)	200,000,000	200,000,000
0.75%, 08/13/09(b)	100,000,000	100,000,000
JPMorgan Chase Bank N.A.
0.01%, 07/01/09	180,554,000	180,554,000

TOTAL TIME DEPOSITS
(Cost: $930,554,000)		930,554,000

U.S. TREASURY OBLIGATIONS – 5.48%
U.S. Treasury Bills
0.27%, 11/19/09(c)	125,000,000	124,867,813
0.29%, 11/12/09(c)	132,500,000	132,356,974
0.30%, 11/27/09(c)	90,000,000	89,889,078
0.30%, 12/03/09(c)	125,000,000	124,838,542
0.31%, 11/05/09(c)	97,500,000	97,394,211
0.31%, 12/10/09(c)	45,000,000	44,937,225

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount or Principal	Value
0.32%, 11/05/09(c)	$150,000,000	$149,832,430
0.33%, 11/05/09(c)	180,000,000	179,792,214
0.33%, 11/12/09(c)	100,000,000	99,878,097
0.34%, 10/22/09(c)	55,000,000	54,941,302
0.34%, 11/05/09(c)	20,000,000	19,976,364
0.35%, 12/10/09(c)	85,000,000	84,866,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,203,570,375)		1,203,570,375

VARIABLE & FLOATING RATE NOTES – 9.22%
Bank of America N.A.
1.40%, 10/02/09	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10	30,000,000	30,000,000
Federal Home Loan Bank
0.37%, 06/01/10	110,000,000	110,000,000
0.50%, 05/20/10	274,000,000	274,000,000
0.71%, 04/07/10	75,000,000	75,000,000
Lloyds TSB Bank PLC
0.27%, 07/06/09	75,000,000	75,000,000
MetLife Insurance Co. of Connecticut
1.30%, 08/18/09(a)(b)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
1.56%, 07/20/09(a)(b)	25,000,000	25,000,000
Monumental Global Funding III
1.28%, 08/17/09(a)	150,000,000	150,000,000
Royal Bank of Canada
1.19%, 08/07/09	50,000,000	50,000,000
1.51%, 10/01/09	125,000,000	125,000,000
Societe Generale NY
0.67%, 08/05/09	110,000,000	110,000,000
Toyota Motor Credit Corp.
0.67%, 09/22/09	125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
0.67%, 09/22/09	150,000,000	150,000,000
0.67%, 10/02/09	200,000,000	200,000,000
Wells Fargo Bank N.A.
0.82%, 09/10/09	250,000,000	250,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,024,000,000)		2,024,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.96%
(Cost: $21,949,163,056)		21,949,163,056

Other Assets, Less Liabilities – 0.04%		8,793,340

NET ASSETS – 100.00%		$21,957,956,396

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	The rate quoted is the yield to maturity.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.93%
Banco Bilbao Vizcaya Argentaria SA
0.36%, 09/18/09	$55,000,000	$55,000,603
0.56%, 08/04/09	40,000,000	40,000,188
BNP Paribas
0.46%, 08/13/09	25,000,000	25,000,000
0.54%, 08/05/09	65,000,000	65,000,000
National Australia Bank Ltd.
0.36%, 08/04/09	30,000,000	30,000,000
0.48%, 07/30/09	25,000,000	25,000,000
Nordea Bank Finland PLC
0.41%, 07/28/09	50,000,000	50,000,000
Societe Generale NY
0.35%, 09/24/09	80,000,000	80,000,000
0.51%, 07/01/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $445,000,791)		445,000,791

COMMERCIAL PAPER – 44.95%
Alpine Securitization Corp.
0.25%, 07/07/09(a)	300,000,000	299,987,500
0.27%, 07/08/09(a)	100,000,000	99,994,750
Atlantic Asset Securities Corp.
0.37%, 09/17/09(a)	30,000,000	29,975,950
0.40%, 07/06/09(a)	25,000,000	24,998,611
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09(a)	180,000,000	179,632,000
Banco Bilbao Vizcaya Argentaria SA London
0.60%, 07/22/09	250,000,000	249,912,500
Barton Capital Corp.
0.27%, 07/08/09(a)	55,017,000	55,014,112
0.27%, 07/21/09(a)	76,511,000	76,499,523
0.31%, 07/22/09(a)	88,000,000	87,984,087
0.37%, 07/06/09(a)	40,000,000	39,997,944
0.50%, 07/01/09(a)	75,103,000	75,103,000
BNP Paribas Finance Inc.
0.56%, 07/27/09	75,000,000	74,969,667
Bryant Park Funding LLC
0.37%, 09/22/09(a)	25,000,000	24,978,674
CAFCO LLC
0.29%, 07/23/09(a)	65,000,000	64,988,481
0.30%, 07/20/09(a)	225,000,000	224,964,375
Cancara Asset Securitisation Ltd.
0.65%, 09/14/09(a)	100,000,000	99,864,583
0.65%, 09/18/09(a)	50,000,000	49,928,681
Chariot Funding LLC
0.45%, 07/02/09(a)	51,000,000	50,999,362
0.45%, 07/06/09(a)	76,573,000	76,568,214
0.45%, 07/07/09(a)	100,000,000	99,992,500
Charta LLC
0.28%, 07/07/09(a)	145,000,000	144,993,233
0.30%, 07/20/09(a)	100,000,000	99,984,167
0.30%, 07/27/09(a)	105,000,000	104,977,250

Security	Face Amount	Value
CRC Funding LLC
0.30%, 07/20/09(a)	$230,000,000	$229,963,583
Danske Corp.
0.47%, 08/10/09	20,000,000	19,989,555
DnB NOR Bank ASA
0.77%, 09/08/09	50,000,000	49,926,208
Edison Asset Securitization LLC
0.37%, 09/21/09(a)	100,000,000	99,915,722
0.40%, 09/03/09(a)	100,000,000	99,928,889
Enterprise Funding LLC
0.50%, 09/21/09(a)	50,000,000	49,943,055
Falcon Asset Securitization Corp.
0.27%, 08/03/09(a)	51,000,000	50,987,377
0.28%, 07/29/09(a)	202,000,000	201,956,009
0.30%, 07/24/09(a)	150,000,000	149,971,250
Gemini Securitization Corp.
0.28%, 07/27/09(a)	50,000,000	49,989,889
General Electric Capital Corp.
0.28%, 07/21/09	250,000,000	249,961,111
0.28%, 07/24/09	250,000,000	249,955,278
Govco LLC
0.27%, 07/08/09(a)	100,000,000	99,994,750
0.27%, 07/14/09(a)	105,000,000	104,989,763
Jupiter Securitization Corp.
0.32%, 07/06/09(a)	125,000,000	124,994,444
Kitty Hawk Funding Corp.
0.45%, 08/18/09(a)	20,000,000	19,988,000
LMA Americas LLC
0.35%, 08/10/09(a)	10,000,000	9,996,111
0.40%, 09/22/09(a)	65,000,000	64,940,056
Old Line Funding LLC
0.25%, 07/06/09(a)	84,089,000	84,086,080
0.30%, 07/20/09(a)	55,702,000	55,693,180
0.35%, 09/14/09(a)	31,500,000	31,477,031
Park Avenue Receivables Corp.
0.27%, 08/03/09(a)	50,000,000	49,987,625
0.28%, 07/28/09(a)	100,000,000	99,979,000
0.30%, 07/08/09(a)	30,000,000	29,998,250
0.32%, 07/06/09(a)	70,000,000	69,996,889
0.40%, 07/16/09(a)	125,000,000	124,979,167
Ranger Funding Co. LLC
0.30%, 07/24/09(a)	94,000,000	93,981,983
0.45%, 08/18/09(a)	25,000,000	24,985,000
0.50%, 09/21/09(a)	64,046,000	63,973,059
Regency Markets No. 1 LLC
0.33%, 07/17/09(a)	68,284,000	68,273,985
0.60%, 07/15/09(a)	35,000,000	34,991,833
Societe Generale North America Inc.
0.35%, 08/26/09	50,000,000	49,972,778
0.35%, 09/22/09	80,000,000	79,935,444
Solitaire Funding Ltd.
0.55%, 09/18/09(a)	100,000,000	99,879,306
0.56%, 09/16/09(a)	100,000,000	99,880,222
Straight-A Funding LLC
0.36%, 08/26/09(a)	35,000,000	34,980,400
0.37%, 08/11/09(a)	25,000,000	24,989,465
0.37%, 09/01/09(a)	100,000,000	99,936,278

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount	Value
0.37%, 09/02/09(a)	$35,000,000	$34,977,337
0.37%, 09/09/09(a)	30,000,000	29,978,417
0.37%, 09/15/09(a)	86,000,000	85,932,825
0.37%, 09/16/09(a)	28,000,000	27,977,841
0.39%, 08/24/09(a)	25,000,000	24,985,375
0.39%, 08/25/09(a)	5,000,000	4,997,021
Tempo Finance Ltd.
0.85%, 07/06/09(a)	140,000,000	139,983,473
Thames Asset Global Securitization No. 1 Inc.
0.30%, 07/13/09(a)	42,683,000	42,678,732
0.30%, 07/15/09(a)	75,029,000	75,020,247
Thunder Bay Funding LLC
0.36%, 09/17/09(a)	46,000,000	45,964,120
0.40%, 07/06/09(a)	25,000,000	24,998,611
0.45%, 07/27/09(a)	25,000,000	24,991,875
0.58%, 07/01/09(a)	66,206,000	66,206,000
Ticonderoga Master Funding Ltd.
0.30%, 07/23/09(a)	100,000,000	99,981,667
Tulip Funding Corp.
0.30%, 07/20/09(a)	97,466,000	97,450,568
Variable Funding Capital Corp.
0.35%, 09/23/09(a)	51,500,000	51,457,942
0.35%, 09/24/09(a)	75,008,000	74,946,014
0.45%, 07/27/09(a)	75,000,000	74,975,625
Windmill Funding Corp.
0.26%, 07/06/09(a)	50,045,000	50,043,193
0.30%, 07/29/09(a)	115,000,000	114,973,167
Yorktown Capital LLC
0.50%, 09/21/09(a)	50,535,000	50,477,446

TOTAL COMMERCIAL PAPER
(Cost: $6,828,674,685)		6,828,674,685

MEDIUM-TERM NOTES – 5.55%
Commonwealth Bank of Australia
1.27%, 08/03/09	100,000,000	100,000,000
1.35%, 07/16/09	150,000,000	150,000,000
Federal Home Loan Bank
0.30%, 11/20/09	46,122,000	46,067,422
0.32%, 11/12/09	55,000,000	54,934,489
0.32%, 11/13/09	99,700,000	99,580,360
Federal Home Loan Mortgage Corp.
0.32%, 11/09/09	100,000,000	99,883,555
Federal National Mortgage Association
0.32%, 11/02/09	47,563,000	47,510,575
0.32%, 11/04/09	140,000,000	139,843,200
0.32%, 11/18/09	75,000,000	74,906,667
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,129,402

TOTAL MEDIUM-TERM NOTES
(Cost: $842,855,670)		842,855,670

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 29.19%
Banc of America Securities LLC Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $40,000,078 (collateralized by U.S. government obligations, value $40,800,001).	$40,000,000	$40,000,000
Banc of America Securities LLC Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $400,000,778 (collateralized by U.S. government obligations, value $408,000,000).	400,000,000	400,000,000
BNP Paribas Securities Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $400,004,333 (collateralized by non-U.S. government debt securities, value $412,000,000).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.12%, dated 6/30/09, due 7/1/09, maturity value $200,000,667 (collateralized by U.S. government obligations, value $204,000,000).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $300,003,667 (collateralized by non-U.S. government debt securities, value $311,258,528).	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.65%, dated 6/30/09, due 7/27/09, maturity value $150,073,125 (collateralized by non-U.S. government debt securities, value $155,629,264).(b)	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $400,001,222 (collateralized by U.S. government obligations, value $408,001,886).	400,000,000	400,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 6/30/09, due 7/1/09, maturity value $94,194,026 (collateralized by U.S. government obligations, value $96,077,957).	94,194,000	94,194,000

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $450,000,625 (collateralized by U.S. government obligations, value $459,000,001).	$450,000,000	$450,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.46%, dated 6/30/09, due 7/27/09, maturity value $50,017,250 (collateralized by non-U.S. government debt securities, value $52,500,001).(b)	50,000,000	50,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/1/09, maturity value $100,001,444 (collateralized by non-U.S. government debt securities, value $105,000,001).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/20/09, maturity value $200,057,778 (collateralized by non-U.S. government debt securities, value $206,000,001).(b)	200,000,000	200,000,000
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $260,003,539 (collateralized by U.S. government obligations, value $265,200,318).	260,000,000	260,000,000
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $400,005,444 (collateralized by U.S. government obligations, value $412,003,134).	400,000,000	400,000,000
J.P. Morgan Securities Inc. Tri-Party 0.07%. dated 6/30/09, due 7/1/09, maturity value $200,000,389 (collateralized by U.S. government obligations, value $204,001,376).	200,000,000	200,000,000
J.P. Morgan Securities Inc. Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $225,002,438 (collateralized by non-U.S. government debt securities, value $231,753,926).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $225,002,438 (collateralized by non-U.S. government debt securities, value $236,250,077).	225,000,000	225,000,000

Security	Face Amount or Principal	Value
J.P. Morgan Securities Inc. Tri-Party 0.59%, dated 6/30/09, due 7/1/09, maturity value $150,002,458 (collateralized by non-U.S. government debt securities, value $153,000,924).	$150,000,000	$150,000,000
Morgan Stanley Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $190,002,322 (collateralized by non-U.S. government debt securities, value $210,599,414).	190,000,000	190,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,434,194,000)		4,434,194,000

TIME DEPOSITS – 4.65%
BB&T Corp.
0.02%, 07/01/09	537,806,000	537,806,000
JPMorgan Chase Bank N.A.
0.01%, 07/01/09	168,142,000	168,142,000

TOTAL TIME DEPOSITS
(Cost: $705,948,000)		705,948,000

U.S. TREASURY OBLIGATIONS – 5.38%
U.S. Treasury Bills
0.27%, 11/19/09(c)	87,500,000	87,407,469
0.29%, 11/12/09(c)	95,000,000	94,897,453
0.30%, 11/27/09(c)	63,000,000	62,922,354
0.30%, 12/03/09(c)	150,000,000	149,806,250
0.31%, 11/05/09(c)	67,500,000	67,426,754
0.32%, 11/05/09(c)	105,000,000	104,882,701
0.33%, 11/05/09(c)	126,000,000	125,854,549
0.33%, 11/12/09(c)	70,000,000	69,914,668
0.34%, 10/22/09(c)	40,000,000	39,957,311
0.34%, 11/05/09(c)	14,000,000	13,983,455

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $817,052,964)		817,052,964

VARIABLE & FLOATING RATE NOTES – 7.33%
Australia & New Zealand Banking Group Ltd.
0.89%, 07/02/09(a)	50,000,000	49,999,856
Bank of America N.A.
1.40%, 10/02/09	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10	20,000,000	20,000,000
Federal Home Loan Bank
0.37%, 06/01/10	70,000,000	70,000,000
0.71%, 04/07/10	25,000,000	25,000,000

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2009

Security	Face Amount	Value
Lloyds TSB Bank PLC
0.27%, 07/06/09	$45,000,000	$45,000,000
Metropolitan Life Insurance Co.
1.54%, 07/27/09(a)(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
1.53%, 02/01/10(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
1.28%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
0.86%, 07/06/09	75,000,000	75,062,861
Procter & Gamble Co.
1.18%, 07/06/09	50,000,000	50,000,104
Rabobank Nederland
1.18%, 10/09/09	13,500,000	13,501,400
Royal Bank of Canada
0.74%, 07/15/09	25,500,000	25,500,000
1.19%, 08/07/09	50,000,000	50,000,000
1.51%, 10/01/09	100,000,000	100,000,000
Societe Generale NY
0.67%, 08/05/09	75,000,000	75,000,000
Wells Fargo Bank N.A.
0.82%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
1.09%, 08/20/09(a)	75,000,000	75,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,114,064,221)		1,114,064,221

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $15,187,790,331)		15,187,790,331

Other Assets, Less Liabilities – 0.02%		3,546,024

NET ASSETS – 100.00%		$15,191,336,355

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	The rate quoted is the yield to maturity.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2009

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 86.09%
Banc of America Securities LLC Tri-Party 0.01%, dated 6/30/09, due 7/1/09, maturity value $500,000,139 (collateralized by U.S. government obligations, value $510,000,097).	$500,000,000	$500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 6/30/09, due 7/1/09, maturity value $400,000,111 (collateralized by U.S. government obligations, value $408,000,080).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.02%, dated 6/30/09, due 7/1/09, maturity value $500,000,278 (collateralized by U.S. government obligations, value $510,005,045).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 6/30/09, due 7/1/09, maturity value $110,806,031 (collateralized by U.S. government obligations, value $113,022,141).	110,806,000	110,806,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 6/30/09, due 7/1/09, maturity value $250,000,069 (collateralized by U.S. government obligations, value $255,000,693).	250,000,000	250,000,000
Morgan Stanley Tri-Party 0.00%, dated 6/30/09, due 7/1/09, maturity value $400,000,014 (collateralized by U.S. government obligations, value $408,447,408).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,160,806,000)		2,160,806,000

Security	Face Amount	Value

U.S. TREASURY OBLIGATIONS – 13.91%
U.S. Treasury Bills
0.23%, 10/29/09(a)	$50,000,000	$49,961,667
0.30%, 11/27/09(a)	50,000,000	49,938,951
0.30%, 12/03/09(a)	50,000,000	49,935,417
0.31%, 12/10/09(a)	25,000,000	24,965,125
0.34%, 02/11/10(a)	50,000,000	49,893,750
0.35%, 12/10/09(a)	25,000,000	24,960,625
0.43%, 05/06/10(a)	25,000,000	24,907,729
0.50%, 04/01/10(a)	25,000,000	24,904,861
0.52%, 06/03/10(a)	50,000,000	49,756,611

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $349,224,736)		349,224,736

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $2,510,030,736)		2,510,030,736

Other Assets, Less Liabilities – (0.00)%		(65,831)

NET ASSETS – 100.00%		$2,509,964,905

(a)	The rate quoted is the yield to maturity.

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2009

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$501,474,000	100.01%
Other Net Assets	(33,950)	(0.01)

TOTAL	$501,440,050	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,096,538,764	50.53%
Repurchase Agreements	4,360,000,000	19.86
Variable & Floating Rate Notes	2,024,000,000	9.22
Certificates of Deposit	1,587,002,941	7.23
U.S. Treasury Obligations	1,203,570,375	5.48
Time Deposits	930,554,000	4.24
Medium-Term Notes	747,496,976	3.40
Other Net Assets	8,793,340	0.04

TOTAL	$21,957,956,396	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$6,828,674,685	44.95%
Repurchase Agreements	4,434,194,000	29.19
Variable & Floating Rate Notes	1,114,064,221	7.33
Medium-Term Notes	842,855,670	5.55
U.S. Treasury Obligations	817,052,964	5.38
Time Deposits	705,948,000	4.65
Certificates of Deposit	445,000,791	2.93
Other Net Assets	3,546,024	0.02

TOTAL	$15,191,336,355	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$2,160,806,000	86.09%
U.S. Treasury Obligations	349,224,736	13.91
Other Net Assets	(65,831)	(0.00)

TOTAL	$2,509,964,905	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,589,163,056	$10,753,596,331	$349,224,736
Repurchase agreements, at fair value and cost (Note 1)	501,474,000	4,360,000,000	4,434,194,000	2,160,806,000
Total investments	501,474,000	21,949,163,056	15,187,790,331	2,510,030,736
Cash	991	685	550	662
Receivables:
Interest	1,069	9,978,402	3,462,278	642
Due from Feeder Fund(s)	—	292,285	997,440	—

Total Assets	501,476,060	21,959,434,428	15,192,250,599	2,510,032,040

LIABILITIES
Payables:
Investment advisory fees (Note 2)	29,635	1,418,540	892,551	60,760
Accrued expenses:
Professional fees (Note 2)	6,375	28,432	17,353	6,375
Independent trustees’ fees (Note 2)	—	31,060	4,340	—

Total Liabilities	36,010	1,478,032	914,244	67,135

NET ASSETS	$501,440,050	$21,957,956,396	$15,191,336,355	$2,509,964,905

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2009

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$862,328	$91,890,434	$52,376,758	$1,825,363

Total investment income	862,328	91,890,434	52,376,758	1,825,363

EXPENSES (Note 2)
Investment advisory fees	403,096	12,072,285	8,446,676	1,070,894
Professional fees	7,160	23,463	18,904	7,644
Independent trustees’ fees	3,652	112,054	64,963	6,171

Total expenses	413,908	12,207,802	8,530,543	1,084,709
Less expense reductions (Note 2)	(176,527)	(3,770,021)	(2,621,413)	(675,820)

Net expenses	237,381	8,437,781	5,909,130	408,889

Net investment income	624,947	83,452,653	46,467,628	1,416,474

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	309,580	203,025	—

Net realized gain	—	309,580	203,025	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$624,947	$83,762,233	$46,670,653	$1,416,474

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$624,947	$4,333,362	$83,452,653	$908,661,601
Net realized gain (loss)	—	—	309,580	(1,344,806)

Net increase in net assets resulting from operations	624,947	4,333,362	83,762,233	907,316,795

Interestholder transactions:
Contributions	1,036,475,189	2,857,102,909	65,150,155,369	50,941,712,613
Withdrawals	(2,253,596,148)	(1,251,335,484)	(65,764,921,932)	(60,852,472,460)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,217,120,959)	1,605,767,425	(614,766,563)	(9,910,759,847)

Increase (decrease) in net assets	(1,216,496,012)	1,610,100,787	(531,004,330)	(9,003,443,052)

NET ASSETS:
Beginning of period	1,717,936,062	107,835,275	22,488,960,726	31,492,403,778

End of period	$501,440,050	$1,717,936,062	$21,957,956,396	$22,488,960,726

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$46,467,628	$429,039,269	$1,416,474	$2,856,251
Net realized gain (loss)	203,025	(6,439,693)	—	—

Net increase in net assets resulting from operations	46,670,653	422,599,576	1,416,474	2,856,251

Interestholder transactions:
Contributions	60,537,644,560	128,185,192,678	3,933,595,678	5,128,268,021
Withdrawals	(61,963,713,982)	(123,059,338,132)	(3,075,850,916)	(3,683,743,024)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,426,069,422)	5,125,854,546	857,744,762	1,444,524,997

Increase (decrease) in net assets	(1,379,398,769)	5,548,454,122	859,161,236	1,447,381,248

NET ASSETS:
Beginning of period	16,570,735,124	11,022,281,002	1,650,803,669	203,422,421

End of period	$15,191,336,355	$16,570,735,124	$2,509,964,905	$1,650,803,669

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

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MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the values of each Master Portfolio’s investments according to the fair value hierarchy as of June 30, 2009:

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$501,474,000	$—	$501,474,000

Money Market
Certificates of Deposit	$—	$1,587,002,941	$—	$1,587,002,941
Commercial Paper	—	11,096,538,764	—	11,096,538,764
Medium-Term Notes	—	747,496,976	—	747,496,976
Repurchase Agreements	—	4,360,000,000	—	4,360,000,000
Time Deposits	—	930,554,000	—	930,554,000
U.S. Treasury Obligations	1,203,570,375	—	—	1,203,570,375
Variable & Floating Rate Notes	—	2,024,000,000	—	2,024,000,000

	$1,203,570,375	$20,745,592,681	$—	$21,949,163,056

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MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Prime Money Market
Certificates of Deposit	$—	$445,000,791	$—	$445,000,791
Commercial Paper	—	6,828,674,685	—	6,828,674,685
Medium-Term Notes	—	842,855,670	—	842,855,670
Repurchase Agreements	—	4,434,194,000	—	4,434,194,000
Time Deposits	—	705,948,000	—	705,948,000
U.S. Treasury Obligations	817,052,964	—	—	817,052,964
Variable & Floating Rate Notes	—	1,114,064,221	—	1,114,064,221

	$817,052,964	$14,370,737,367	$—	$15,187,790,331

Treasury Money Market
Repurchase Agreements	$—	$2,160,806,000	$—	$2,160,806,000
U.S. Treasury Obligations	349,224,736	—	—	349,224,736

	$349,224,736	$2,160,806,000	$—	$2,510,030,736

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2009, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio,

29

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2011. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA waived and/or credited investment advisory fees of $176,527, $3,770,021, $2,621,413 and $675,820 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.06%		0.05%	0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.16%		0.59%	4.93%	4.90%	3.16%	1.93	%(b)
Total return	0.08	%(c)	1.99%	5.20%	5.08%	3.28%	0.64	%(b)(c)

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MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(a)	0.69%		2.88%		5.23%	4.99%	3.27%	1.40%
Total return	0.34	%(c)	2.90	%(d)	5.40%	5.13%	3.28%	1.39%

Prime Money Market
Ratio of expenses to average net assets(a)	0.07%		0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(a)	0.55%		2.77%		5.23%	4.95%	3.22%	1.52%
Total return	0.25	%(c)	2.88	%(d)	5.37%	5.11%	3.26%	1.40%

Treasury Money Market
Ratio of expenses to average net assets(a)	0.04%		0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.13%		0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	0.07	%(c)	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

4.	BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of each Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios (each, a “Fund”). Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

5.	REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Master Portfolios as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolios’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

31

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract” and collectively, the “Advisory Contracts”) on behalf of the Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with reviewing counterparty and issuer credit risk and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolios and the adequacy of the time and attention that such persons devote to the Master Portfolios. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology (each, a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology (each, a “Lipper Performance Group,” and collectively with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to the underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

32

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods, except that the Government Money Market Master Portfolio slightly underperformed its median for the one-year period ended December 31, 2008. The Board noted that the advisory fee rate for each Master Portfolio was generally lower than the median of the advisory fee rates of the funds in its Lipper Expense Group. The Board also noted that overall expenses for each Master Portfolio were generally lower than the median of the overall expenses for the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2008 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2008 through April 30, 2011, subject to annual review by the Board. The Board also noted that, as a result of relatively higher administrative fees, certain of the BGI feeder funds investing in the Master Portfolios had higher overall expenses than other funds in their respective Lipper Expense Groups; however, the Board considered such differences to be minor and the Board did not find such fees to be excessive. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolios’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolios; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board had requested that BGFA provide comparative fee analysis relating to the Master Portfolios’annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for any other funds or accounts with substantially similar investment objectives and strategies for which BGFA or any of its

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

affiliates provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act, collective funds, or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. However, the Board noted that it would continue to request and review such comparative fee information in the future in connection with its annual review of the investment advisory fee rates under the Advisory Contracts.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

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Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: August 24, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: August 24, 2009